As filed with the Securities and Exchange Commission on September 4, 2025

Securities Act File No. 333-227545

Investment Company Act File No. 811-23382

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 63	☒

SPROTT FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

320 Post Road, Suite 230

Darien, Connecticut 06820

(Address of Principal Executive Office)

203-656-2400

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

Thomas W. Ulrich, Esq.

President

Sprott Funds Trust

320 Post Road, Suite 230

Darien, CT 06820

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 5, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus

September 4, 2025

Sprott Active Metals & Miners ETF (Nasdaq: METL)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information — Sprott Active Metals & Miners ETF

Investment Objective

The Sprott Active Metals & Miners ETF (the “Fund”) seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”).

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.89%
Distribution and Service (12b-1) Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available for the Fund.

Principal Investment Strategies of the Fund

The Fund, which is actively managed, seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of (i) companies that are engaged in the mining, exploration, production, development, distribution or recycling of metals and raw materials (described below) that frequently are used to support growing global demand for energy and (ii) royalty and streaming companies engaged in financing such metals and raw materials. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders. Eligible companies derive at least 50% of their revenue and/or assets from these activities. The Fund through investments in companies seeks to provide exposure to various metals and raw materials such as aluminum, cobalt, copper, gold, graphite, iron ore, lithium and nickel, manganese, palladium, platinum, rare earth elements, silver, steel, uranium, and zinc. Metal royalty and streaming companies provide financing to mining companies, often to fund construction, expansion or exploration, in exchange for rights to a portion of future production or revenue. Royalties entitle them to a percentage of revenue, or less frequently profit, while streams allow them to purchase a share of the mined metal at a fixed, discounted price. Eligible companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management.

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The investment strategy of the Fund is value oriented and contrarian.

The Fund seeks to invest in undervalued companies that the portfolio managers believe to have good long-term business fundamentals and/or growth potential, but are temporarily out of favor with investors and hence have a market value lower than their intrinsic value. In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value (“NAV”). The fundamental research-based, value orientation of the Adviser assists the portfolio managers in finding companies with intrinsic value.

The Adviser’s contrarian orientation enables the portfolio managers to buy securities of companies at what the portfolio managers believe to be attractive prices. Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors.

Position sizes will typically range between 0.5% to 15% of the Fund’s net assets. The portfolio managers will purchase stocks for the Fund when they meet the above criteria. A decision to sell stocks can occur for many reasons but fundamentally because the stock is trading above its estimated intrinsic value. Sell discipline considerations incorporate shortfalls of performance relative to the portfolio managers’ internally established benchmarks, unsustainable short-term outperformance or tactical trims based on position size for risk management purposes. The Fund may invest in foreign companies, including companies in emerging markets (i.e. those that generally are in the early stages of their industrial cycles). The Fund may invest a significant portion of its assets in securities of companies in a single country or region, such as Australia, Brazil, Canada, Mexico, New Zealand, South Africa, the United Kingdom, and the United States. The Fund may invest in companies of any size or market capitalization range.

The Fund is non-diversified and may invest a greater portion of its assets in a particular issuer than a diversified fund. The Fund will concentrate its investments in companies in the mining industry. The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. The Fund may engage in securities lending.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Aluminum Risk. Aluminum prices are impacted by global demand (e.g., construction, automotive, aerospace), supply levels, energy prices, and geopolitical factors. Production and cost estimates of companies mining aluminum are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Cobalt Risk. Government interventions, such as export bans or mining license changes, may disrupt the supply of cobalt and companies that derive revenue from cobalt mining. Over 70% of the world’s cobalt is mined in the Democratic Republic of Congo, which has a history of political instability and conflicts. Production and cost estimates of companies mining cobalt are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

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Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Graphite Risk. Graphite prices may fluctuate significantly due to changes in supply and demand, especially with rising demand from electric vehicle (EV) batteries and changes in steel or refractory production. Synthetic graphite competition may also adversely affect pricing. Production and cost estimates of companies mining graphite are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Iron Ore Risk. Iron ore demand and prices are influenced by global infrastructure and construction activity. Economic slowdowns in economies such as China or India can lead to lower demand and falling prices of iron ore. Trade tensions may adversely affect export markets. Production and cost estimates of companies mining iron ore are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Lithium Risk. Production and cost estimates of companies mining lithium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Manganese Risk. The price of manganese prices is influenced by global demand, especially from the steel industry. Major manganese producers are in countries such as South Africa, Gabon and Australia. Political instability, export restrictions, or nationalization can impact operations and exports. Production and cost estimates of companies mining manganese are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Nickel Risk. Production and cost estimates of companies mining nickel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

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Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Rare Earth and Critical Materials Companies Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of rare earth and critical materials companies. Rare earth and critical materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical metals may be at risk for environmental damage claims.

Steel Risk. Steel prices are sensitive to global demand, supply imbalances, tariffs, and macroeconomic conditions. Tariffs, including the recently proposed 50% steel import duties, may benefit U.S. steel producers but increase uncertainty, legal challenges, and unintended inflationary effects on industries dependent upon steel. Production and cost estimates of companies mining steel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Zinc Risk. Zinc prices are subject to changes in global supply and demand, economic cycles, and speculation. A downturn in industrial demand can reduce zinc prices and hurt profits. Many zinc operations are located in politically unstable regions, potentially leading to expropriation, conflict, or trade restrictions. Production and cost estimates of companies mining zinc are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Active Management Risk. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds.

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Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator and the Distributor (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

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Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political, currency and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Mexico. Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

New Zealand. Investments in New Zealand issuers may subject the Fund to economic risk specific to New Zealand. Among other things, there are legal, regulatory, political, currency and economic risk specific to New Zealand. The New Zealand economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the New Zealand economy is dependent on the growth of these economies.

South Africa. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets.

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United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

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Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Performance

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to each shareholder semi-annually.

Management

Adviser

Sprott Asset Management USA, Inc. (the “Adviser”) is the investment adviser to the Fund.

Sub-Adviser

ALPS Advisors, Inc. (the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Managers

Sprott Asset Management USA, Inc.

Justin Tolman, Senior Portfolio Manager of Sprott Asset Management USA, Inc has served as a portfolio manager of the Fund since its inception in September 2025. Maria Smirnova, Senior Portfolio Manager of Sprott Asset Management LP and an associated person of Sprott Asset Management USA, Inc., has served as a portfolio manager of the Fund since its inception in September 2025. Shree Kargutkar, Portfolio Manager of Sprott Asset Management LP and an associated person of Sprott Asset Management USA, Inc., has served as a portfolio manager of the Fund since its inception in September 2025.

ALPS Advisors, Inc.

Ryan Mischker, Senior Vice President, Portfolio Management & Research, Andrew Hicks, Senior Vice President, Director of ETF Portfolio Management, Trading & Research, and Charles Perkins Associate Vice President, Portfolio Management & Research at the Sub-Adviser are responsible for the day-to-day management of the Fund. Mr. Mischker, Mr. Hicks and Mr. Perkins have each served in such capacity since the Fund’s inception in September 2025.

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Purchase and Sale of Fund Shares

The Fund issues and redeems shares at NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” that have entered into contractual arrangements with ALPS Distributors, Inc., the Fund’s distributor (“Distributor”). A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities in the Fund’s portfolio and/or cash.

Individual shares of the Fund may only be purchased and sold on the Exchange through brokers. Shares of the Fund are listed on the Exchange and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads can be viewed on the Fund’s website at www.sprottetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealer and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees (“Board”) of Sprott Funds Trust without shareholder approval upon not more than sixty (60) days’ written notice to shareholders. The fundamental policies of the Fund are set forth in the Statement of Additional Information under “Investment Restrictions”.

Additional Information About the Investment Strategy

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of (i) companies that are engaged in the mining, exploration, production, development, distribution or recycling of metals and raw materials (described below) that frequently are used to support growing global demand for energy and (ii) royalty and streaming companies engaged in financing such metals and raw materials. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders. Eligible companies derive at least 50% of their revenue and/or assets from these activities. The Fund through investments in companies seeks to provide exposure to various metals and raw materials such as aluminum, cobalt, copper, gold, graphite, iron ore, lithium and nickel, manganese, palladium, platinum, rare earth elements, silver, steel, uranium, and zinc. Metal royalty and streaming companies provide financing to mining companies, often to fund construction, expansion or exploration, in exchange for rights to a portion of future production or revenue. Royalties entitle them to a percentage of revenue, or less frequently profit, while streams allow them to purchase a share of the mined metal at a fixed, discounted price. Eligible companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management.

The investment strategy of the Fund is value oriented and contrarian.

The Fund seeks to invest in undervalued companies the portfolio managers believe to have good long-term business fundamentals and/or growth potential but are temporarily out of favor with investors and hence have a market value lower than their intrinsic value. In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value (“NAV”). The fundamental research-based, value orientation of the Adviser assists the portfolio managers in finding companies with intrinsic value.

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The Adviser’s contrarian orientation enables the portfolio managers to buy securities of companies at what the portfolio managers believe to be attractive prices. Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors. The “contrarian” nature of the strategy places emphasis on considering securities believed to be suffering from price weaknesses due to current market reaction or sentiment, or liquidity-driven or other factors, but that are believed to possess identifiable price improvement catalysts. Contrarian ideas are typically identified through the portfolio managers' bottom-up analysis. The strategy seeks to identify advantageous entry points to buy these securities to capture potential upward valuation contrary to prevailing market sentiment. .

For example, the portfolio managers consider a stock to be out of favor when its price has declined disproportionately or has lagged the relevant market index for an extended period or when the market is mispricing potential future growth or cashflows. Selection criteria include asset quality, geopolitical risk, balance sheet analysis, capital commitments, current and prospective cash flow generation, return on capital, and importantly, management structure. In general, the portfolio managers seek companies that are characterized by a relevant, capable and motivated management structure, business quality, competitive position and financial structure, a clear strategy, insider ownership, and shareholder-oriented policies, among other things.

Position sizes will range between 0.5% to 15%. The portfolio managers will purchase stocks for the Fund when they meet the above criteria. A decision to sell stocks can occur for many reasons but fundamentally because the stock is trading above its estimated intrinsic value. Sell discipline considerations incorporate shortfalls of performance relative to our internally established benchmarks, unsustainable short-term outperformance or tactical trims based on position size for risk management purposes. The Fund may invest in foreign companies, including companies in emerging markets (i.e. those that generally are in the early stages of their industrial cycles). The Fund may invest a significant portion of its assets in securities of companies in a single country or region, such as Australia, Brazil, Canada, Mexico, New Zealand, South Africa, the United Kingdom, and the United States. The Fund may invest in companies of any size or market capitalization range.

The Fund is non-diversified and may invest a greater portion of its assets in a particular issuer than a diversified fund. The Fund will concentrate its investments in companies in the mining industry. The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. The Fund may engage in securities lending.

Additional Information About the Fund’s Principal Risks

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks” in the Fund’s summary.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Aluminum Risk. Aluminum prices are impacted by global demand (e.g., construction, automotive, aerospace), supply levels, energy prices, and geopolitical factors. Production and cost estimates of companies mining aluminum are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Cobalt Risk. Government interventions, such as export bans or mining license changes, may disrupt the supply of cobalt and companies that derive revenue from cobalt mining. Over 70% of the world’s cobalt is mined in the Democratic Republic of Congo, which has a history of political instability and conflicts. Production and cost estimates of companies mining cobalt are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

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Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Graphite Risk. Graphite prices may fluctuate significantly due to changes in supply and demand, especially with rising demand from electric vehicle (EV) batteries and changes in steel or refractory production. Synthetic graphite competition may also adversely affect pricing. Production and cost estimates of companies mining graphite are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Iron Ore Risk. Iron ore demand and prices are influenced by global infrastructure and construction activity. Economic slowdowns in economies such as China or India can lead to lower demand and falling prices of iron ore. Trade tensions may adversely affect export markets. Production and cost estimates of companies mining iron ore are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Lithium Risk. Production and cost estimates of companies mining lithium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Manganese Risk. The price of manganese prices is influenced by global demand, especially from the steel industry. Major manganese producers are in countries such as South Africa, Gabon and Australia. Political instability, export restrictions, or nationalization can impact operations and exports. Production and cost estimates of companies mining manganese are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Nickel Risk. Production and cost estimates of companies mining nickel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

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Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Rare Earth and Critical Materials Companies Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of rare earth and critical materials companies. Rare earth and critical materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical metals may be at risk for environmental damage claims.

Steel Risk. Steel prices are sensitive to global demand, supply imbalances, tariffs, and macroeconomic conditions. Tariffs, including the recently proposed 50% steel import duties, may benefit U.S. steel producers but increase uncertainty, legal challenges, and unintended inflationary effects on industries dependent upon steel. Production and cost estimates of companies mining steel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Zinc Risk. Zinc prices are subject to changes in global supply and demand, economic cycles, and speculation. A downturn in industrial demand can reduce zinc prices and hurt profits. Many zinc operations are located in politically unstable regions, potentially leading to expropriation, conflict, or trade restrictions. Production and cost estimates of companies mining zinc are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Active Management Risk. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds.

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Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Service Providers, market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

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Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political, currency and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Mexico. Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

New Zealand. Investments in New Zealand issuers may subject the Fund to economic risk specific to New Zealand. Among other things, there are legal, regulatory, political, currency and economic risk specific to New Zealand. The New Zealand economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the New Zealand economy is dependent on the growth of these economies.

South Africa. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets.

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United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

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Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Non-Principal Risks

The following section provides information regarding certain other risks of investing in the Fund.

Costs of Buying or Selling Shares Risk. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Exclusion from the Definition of a Commodity Pool Operator Risk. With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective(s), to limit its investments in these types of instruments. The Fund is not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, their investment strategies or this Prospectus.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Manager of Managers Order

The Fund and the Adviser may seek to obtain an exemptive order from the SEC that permits the Adviser, with the Board’s approval, to enter into sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. The exemptive order would permit the Adviser, subject to the approval of the Board, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval if the Adviser and the Board believe such action will benefit the Fund and its shareholders. There is no guarantee that the Fund or the Adviser would receive such relief from the SEC.

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Disclosure of Portfolio Holdings

The Fund’s portfolio holdings will be disclosed each day on its website at www.SprottETFs.com. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

Fund Management

Adviser

Sprott Asset Management USA, Inc. located at 320 Post Road, Suite 230, Darien, Connecticut 06820, serves as the investment adviser to the Fund. As of June 30, 2025, the Adviser and its affiliates had approximately $31.5 billion in assets under management. Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs. The Adviser invests the assets of the Fund, either directly or through the use of sub-advisers, according to the Fund’s investment objective, policies and restrictions.

For the services the Adviser provides to the Fund, the Adviser is entitled to receive an annual advisory fee from the Fund calculated daily and paid monthly at an annual rate of 0.89% of net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

A discussion regarding the basis for the Board's renewal of the Advisory Agreement with the Adviser will be available in the Fund's next Form N-CSR filing.

Sub-Adviser

ALPS Advisors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the sub-adviser to the Fund. As of June 30, 2025, the Sub-Adviser has approximately $28.6 billion in assets under management.

Under the Sub-Advisory Agreement with respect to the Fund, the Adviser pays the Sub-Adviser a fee as indicated in the table below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million - $500 million	0.03%
Above $500 million	0.02%

*Subject to the following annual minimums per fund sub-advised by ALPS for Sprott: $30,000 per fund.

** Annual rate stated as a percentage of the average daily net assets of the Fund.

The sub-advisory fee is paid on a monthly basis. The Fund is not responsible for the payment of this sub-advisory fee.

A discussion regarding the basis for the Board's renewal of the Sub-Advisory Agreement with the Adviser will be available in the Fund's next Form N-CSR filing.

Portfolio Managers

The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Fund. Please refer to the SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of shares of the Fund.

Adviser

Justin Tolman has served as a portfolio manager of the Fund since its inception in September 2025. He has more than 20 years of mining industry experience and more than7 years of investment experience. He first joined Sprott, Inc in 2018 as an economic geologist and buy-side analyst. He currently serves as a Senior Portfolio Manager on Sprott Hathaway Special Situations Strategy, the Sprott Gold Equity Fund, the Sprott Critical Materials Strategy, and the Sprott Active Gold & Silver Miners ETF. Prior to joining Sprott, Mr. Tolman held senior roles with global mining and exploration companies. He obtained his MBA from La Trobe University, Melbourne in 2007. Mr. Tolman holds a BSc Hons 1st Class (Economic Geology) from James Cook University.

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Maria Smirnova has served as a portfolio manager of the Fund since its inception in September 2025. She has 20 years of investment experience. She first joined Sprott Asset Management LP in 2005 as a research associate supporting the metals and mining team. She currently serves as Chief Investment Officer of the firm and as Lead Portfolio Manager of Sprott Silver Equities Class and Co-Portfolio Manager of Sprott Gold and Precious Minerals Fund. Prior to joining Sprott, Ms. Smirnova served as a Product Development Analyst at Fidelity Investments. Ms. Smirnova holds a Master of Business Administration degree from the Rotman School of Management, University of Toronto, and a Bachelor of Commerce degree from the University of Toronto. She has been a CFA® charter holder since 2002.

Shree Kargutkar has served as a portfolio manager of the Fund since its inception in September 2025. He has more than 10 years of investment experience. He began his career at Sprott Asset Management in May 2010. During his time at Sprott, he has run both long-only and long-short strategies. Mr. Kargutkar specializes in precious metals and commodities investing. He also leverages his expertise in derivatives across various mandates and implements strategies for risk mitigation, income generation and improving upside capture. He obtained his MBA from the University of Toronto in 2011. Mr. Kargutkar holds a B.A. Hons (Psychology) from York University and is a CFA® charter holder.

Sub-Adviser

Ryan Mischker has been Portfolio Manager of the Fund since September 2025. Prior to joining ALPS Advisors, Mr. Mischker served as Compliance Manager of ALPS Fund Services, where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Andrew Hicks is a Director of ETF Portfolio Management & Research at ALPS Advisors, Inc. and has been a Portfolio Manager of the Fund since September 2025. He joined the firm as a Portfolio Manager in 2015. Prior to ALPS, Mr. Hicks was a senior equity/ETF trader and global research analyst with Virtus Investment Partners and SCM Advisors, an affiliate of Virtus. Mr. Hicks began his career in semiconductor equity research at Citi and earned an accounting / finance degree from Miami University (Ohio) with an MBA-Finance from the University of Colorado-Denver.

Charles Perkins has been a Portfolio Manager of the Fund since September 2025. He joined the ALPS Advisors, Inc. as an Analyst in 2015. Prior to joining ALPS, Mr. Perkins served as Senior Fund Accountant of ALPS Fund Services, where he was primarily responsible for day-to-day NAV calculations. Mr. Perkins has over 12 years financial services experience and graduated from the University of Colorado at Boulder with a B.S. in Finance.

Shareholder Information

General

The shares are issued or redeemed by the Fund at NAV per Share only in Creation Unit size and only to Authorized Participants that have entered into agreements with the Fund’s distributor. See “How to Buy and Sell Shares.”

Most investors buy and sell shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed for trading in the secondary market on the Exchange . Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots,” at no per share price differential. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund trades on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. Given that the Fund’s shares can be issued and redeemed in Creation Units, the Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Fund trades under the Exchange ticker symbol METL.

Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website (www.sprottetfs.com).

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Share prices are reported in dollars and cents per Share.

Investors may acquire shares directly from the Fund, and shareholders may tender their shares for redemption directly to the Fund, only in Creation Units of 10,000 shares, as discussed in the “How to Buy and Sell Shares” section below.

Book-Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes (except for tax purposes).

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or “street name” form.

How to Buy and Sell Shares

Pricing Fund Shares

The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NAV per Share for the Fund is determined once daily as of the close of the Exchange, usually 4:00 p.m. Eastern time, each day the Exchange is open for trading. NAV per Share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

The value of the securities and other assets and liabilities held by the Fund is determined pursuant to the Adviser’s valuation policies and procedures. The Adviser has been designated by the Board of Trustees as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.

Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of regular trading hours of the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by the Adviser to be unreliable, the Adviser will fair value the Fund’s investments in accordance with its policies and procedures. The Adviser may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if the Adviser determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund.

For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of the Fund’s pricing time.

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Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset value is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units (large specified blocks of 10,000 shares) directly with the Fund must have entered into an authorized participant agreement (such investors being “Authorized Participants”) with the Distributor, and accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

How to Buy Shares

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities(the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.” For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation (the “NSCC”) immediately prior to the opening of business each day of the Exchange. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on the Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Orders must be placed in proper form by or through a participant of the DTC (“DTC Participant”) that has entered into an agreement with the Distributor, and accepted by the transfer agent, with respect to purchases and redemptions of Creation Units. All standard orders must be placed for one or more whole Creation Units of shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason.

A fixed creation transaction fee of $300 per in-kind transaction, $100 per cash transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Fund for the costs associated with buying the applicable securities. The Fund may adjust these fees from time to time based on actual experience. The price for each Creation Unit will equal the daily NAV per Share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

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Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the Exchange is open for business. The Fund’s custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $300 per in-kind transaction, and $100 per cash transaction (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Dividends, Distributions, and Tax Matters

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan, which currently is dormant, in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its shares. No payments pursuant to the Distribution and Service Plan will be made during the twelve (12) month period from the date of this Prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Because these fees, if imposed, would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions

Fund shareholders are entitled to their share of the Fund’s income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund typically earns income dividends from stocks and may earn interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in a fund). Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through which the shares were purchased makes such option available.

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Frequent Purchases and Redemptions

The Fund imposes no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Fund’s shareholders when they determined that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems their shares at NAV for a basket of securities intended to mirror the Fund’s respective portfolio, plus a small amount of cash, and the Fund’s shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.

Federal Income Taxation

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in the shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions

●	You sell your shares listed on the Exchange, and

●	You purchase or redeem Creation Units

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares, and as capital gain thereafter.

A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the Fund may, subject to certain limitations, be entitled to claim a credit or a deduction with respect to foreign taxes if the Fund is eligible to and elects to pass through these taxes to them. If more than 50% of the Fund’s total assets at the end of its taxable year consists of foreign stock or securities, the Fund intends to elect to “pass through” to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor’s pro rata share of the Fund’s foreign income taxes.

If you are not a citizen or permanent resident of the United States, or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax (and certain capital gain dividends may be subject to a 21% withholding tax), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

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The Fund generally will be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number (generally your social security number) or otherwise provide proof of an applicable exemption from backup withholding. The backup withholding rate for an individual is 24%.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.

Taxation of Fund Investments in Passive Foreign Investment Companies

Certain of the Fund’s investments are expected to be in passive foreign investment companies (“PFICs”) for U.S. federal income tax purposes. The Fund generally intend to elect to “mark to market” these investments at the end of each taxable year. By making the “mark to market” election, the Fund will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over the adjusted basis of such shares and as ordinary loss any decrease in such value. Gains realized with respect to a disposition of a PFIC that the Fund has elected to mark to market will be ordinary income.

In some cases, however, the Fund may make a qualified electing fund (“QEF”) election with respect to an investment in a PFIC.

By making a QEF election, the Fund will recognize ordinary income equal to the Fund’s pro rata share of the PFIC’s ordinary income for each year and will recognize long-term capital gain equal to the Fund’s pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives any distributions from the PFIC.

By making either the “mark to market” election or the QEF election, the Fund may be required to recognize income in excess of the distributions that the Fund receives from its investments in PFICS. Accordingly, the Fund may need to borrow money or dispose of some of its investments in order to meet its distribution requirements.

If the Fund does not make either the “mark to market” election or a QEF election with respect to an investment in a PFIC, the Fund could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the dispositions of, the PFIC which cannot be avoided by distributing such amounts to the respective Fund’s shareholders.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur.

23

Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. The SEC recently adopted Rule 12d1-4 under the 1940 Act, which permits registered investment companies to invest in exchange-traded funds offered by the Trust, including the Fund, beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust. However, if the Fund were to invest in securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other registered investment companies would not be permitted to rely on Rule 12d1-4 to invest in the Fund in excess of the limits.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s distributor, breaks them down into individual shares of the Fund, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of the Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of shares of the Fund, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

The Fund is new and therefore does not have any information regarding how often its shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) NAV. This information will be available, however, at www.sprottetfs.com after the Fund’s shares have traded on the Exchange for a full calendar quarter.

Financial Highlights

Because the Fund has not commenced operations, financial highlights are not yet available.

General Information

For More Information:

Existing Shareholders or Prospective Investors

●	Call your financial professional

●	www.sprottetfs.com

24

Investment Adviser
Sprott Asset Management USA, Inc.
320 Post Road, Suite 230
Darien, Connecticut 06820

Sub-Adviser
ALPS Advisors, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Legal Counsel
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Transfer Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, Pennsylvania 19102

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s shares. It can be reviewed on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address publicinfo@sec.gov. These documents and other information concerning the Trust also may be inspected at the offices of Sprott Asset Management USA, Inc., 320 Post Road, Suite 230, Darien, Connecticut 06820. These documents and other information concerning the Trust also may be inspected at the offices of ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI and the Fund’s annual and semi-annual reports may be obtained without charge by writing to the Fund at c/o ALPS Distributors, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203 or by calling (888) 622-1813.

25

SPROTT FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 4, 2025

Fund	Ticker Symbol	Listing Exchange
Sprott Active Metals & Miners ETF	METL	NASDAQ

This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the Prospectus of Sprott Active Metals & Miners ETF (the “Fund”), series of Sprott Funds Trust (the “Trust”) dated September 4, 2025, as it may be supplemented from time to time (“Prospectus”).

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus, SAI and the Fund’s Annual and Semi-Annual Shareholder Reports, when available, may be obtained without charge by writing to the Trust or the Trust’s Distributor, ALPS Distributors, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203 or by calling 1.888.622.1813 (9 a.m. to 6 p.m. Eastern Time).

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. The Trust currently consists of fourteen series. Sprott Gold Equity Fund, a mutual fund, is offered by a separate prospectus and statement of additional information. Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Critical Materials ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Lithium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Uranium Miners ETF, Sprott Royalty, Streaming & Physical Metals ETF, Sprott Silver Miners & Physical Silver ETF and Sprott Active Gold & Silver Miners ETF, each of which is a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), are also offered by separate prospectuses and statements of additional information. Sprott Active Metal & Miners ETF which is the subject of this Statement of Additional Information (“SAI”), is a non-diversified management investment company under the 1940 Act. As described in the Fund’s prospectus, the Fund seeks to provide long-term capital appreciation.

The Trust was organized as a Delaware statutory trust on January 3, 2018. The shares of the Fund are referred to herein as “Shares.” Sprott Asset Management USA, Inc. (the “Adviser”) acts as the investment adviser to the Fund. ALPS Advisors, Inc. (the “Sub-Adviser”) continues to act as sub-adviser to the Fund.

The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on The Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. Creation Units are not expected to consist of fewer than 10,000 Shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus under the headings “Summary Information—Principal Investment Strategies of the Fund” with respect to the applicable Fund, “Summary Information—Principal Risks of Investing in the Fund” with respect to the Fund and “Additional Information About the Fund’s Investment Strategies and Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General Considerations and Risks

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

The Adviser, on behalf of the Fund has filed with the National Futures Association (“NFA”) a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Therefore, the Fund, the Adviser and Sub-Adviser (both with respect to the Fund) are not subject to registration or regulation as a commodity pool or CPO under the CEA. If the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

Authorized Participant Concentration

Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Borrowing

The Fund may borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulation from time to time. This means that, in general, the Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. The Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three (3) days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

The Fund also may enter into certain transactions that can be viewed as constituting a form of borrowing or financing transaction by such Fund. To the extent the Fund “covers” its obligations or liabilities by the segregation or “earmarking” of assets, in accordance with procedures adopted by Board reasonably designed to be consistent with the regulations, rules and SEC staff interpretations under the 1940 Act, such borrowing will not be (i) considered a “senior security” by the Fund or (ii) subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on the Fund’s NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Commodity Risk

The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Common Stock Risk

Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Risk

The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Cybersecurity and Disaster Recovery Risks

Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Fluctuation of Net Asset Value Risk

The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Foreign Investment Risk

The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Frontier Markets Risk

Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Risks Related to Investing in Australia: Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Risks Related to Investing in Brazil: Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political, currency and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

Risks Related to Investing in Canada: Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Risks Related to Investing in Mexico: Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

Risks Related to Investing in New Zealand: Investments in New Zealand issuers may subject the Fund to economic risk specific to New Zealand. Among other things, there are legal, regulatory, political, currency and economic risk specific to New Zealand. The New Zealand economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the New Zealand economy is dependent on the growth of these economies.

Risks Related to Investing in South Africa: South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets.

Risks Related to Investing in United Kingdom: The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Investment Risk

An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Liquidity Risk

It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Metals and Mining Industry Risk

Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Aluminum Risk. Aluminum prices are impacted by global demand (e.g., construction, automotive, aerospace), supply levels, energy prices, and geopolitical factors. Production and cost estimates of companies mining aluminum are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Cobalt Risk. Government interventions, such as export bans or mining license changes, may disrupt the supply of cobalt and companies that derive revenue from cobalt mining. Over 70% of the world’s cobalt is mined in the Democratic Republic of Congo, which has a history of political instability and conflicts. Production and cost estimates of companies mining cobalt are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Graphite Risk. Graphite prices may fluctuate significantly due to changes in supply and demand, especially with rising demand from electric vehicle (EV) batteries and changes in steel or refractory production. Synthetic graphite competition may also adversely affect pricing. Production and cost estimates of companies mining graphite are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Iron Ore Risk. Iron ore demand and prices are influenced by global infrastructure and construction activity. Economic slowdowns in economies such as China or India can lead to lower demand and falling prices of iron ore. Trade tensions may adversely affect export markets. Production and cost estimates of companies mining iron ore are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Lithium Risk. Production and cost estimates of companies mining lithium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Manganese Risk. The price of manganese prices is influenced by global demand, especially from the steel industry. Major manganese producers are in countries such as South Africa, Gabon and Australia. Political instability, export restrictions, or nationalization can impact operations and exports. Production and cost estimates of companies mining manganese are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Nickel Risk. Production and cost estimates of companies mining nickel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Rare Earth and Critical Materials Companies Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of rare earth and critical materials companies. Rare earth and critical materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical metals may be at risk for environmental damage claims.

Steel Risk. Steel prices are sensitive to global demand, supply imbalances, tariffs, and macroeconomic conditions. Tariffs, including the recently proposed 50% steel import duties, may benefit U.S. steel producers but increase uncertainty, legal challenges, and unintended inflationary effects on industries dependent upon steel. Production and cost estimates of companies mining steel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Zinc Risk. Zinc prices are subject to changes in global supply and demand, economic cycles, and speculation. A downturn in industrial demand can reduce zinc prices and hurt profits. Many zinc operations are located in politically unstable regions, potentially leading to expropriation, conflict, or trade restrictions. Production and cost estimates of companies mining zinc are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Micro-Capitalization Company Risk

Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk

A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Operational Risk

The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sector Focus Risk

The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Mining Sector Risk: The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Securities Lending Risk

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk

Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Trading Risk

Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

INVESTMENT RESTRICTIONS AND POLICIES

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions:

1.	The Fund may not make loans, except that the Fund may: (i) lend portfolio securities; (ii) enter into repurchase agreements; (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) participate in an interfund lending program with other registered investment companies;

2.	The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	The Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.	The Fund may not purchase or sell real estate, except that the Fund may: (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

6.	The Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; and

7.	The Fund will not concentrate its investments in a particular industry or group of industries, with the exception of the mining industry. This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Policies

The Fund has a non-fundamental policy to invest under normal circumstances, at least 80% of the Fund’s net assets in securities of the Underlying Metal Royalty & Streaming Index; and at least 80% of the value of its total assets in Metal Royalty and Streaming Companies and Physical Metal Trusts.

This policy is non-fundamental and may be changed by the Board without shareholder approval. Shareholders of the Fund will be provided with at least sixty days’ prior notice of such change.

BOARD OF TRUSTEES OF THE TRUST

The Board of the Trust consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). The Board is responsible for overseeing the management and operations of the Trust, including the general oversight of the duties and responsibilities performed by the Adviser and other service providers to the Trust. The Adviser is responsible for the day-to-day administration, operation, and business affairs of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, the Trust’s other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. In reaching its conclusion, the Board also has considered the (i) experience, qualifications, attributes and/or skills, among others, of its members, (ii) each member’s character and integrity, (iii) the length of service as a board member of the Trust, (iv) each person’s willingness to serve and ability to commit the time necessary to perform the duties of a Trustee, and (v) as to each Independent Trustee, such Trustee’s status as not being an “interested person” (as defined in the 1940 Act) of the Trust.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute the holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

The Board is also responsible for overseeing the nature, extent, and quality of the services provided to the Fund by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser or Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund or Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

The Board met five times during the fiscal year ended December 31, 2024.

Independent Trustees

Name, Address[1] and Year of Birth	Positions Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During the Past Five Years
Michael W. Clark, 1959	Trustee	Since September, 2018	Private Investor since 2023; Partner Hourglass Vineyards since 2004; President, Chief Operating Officer, Chief Risk Officer, Head of Executive Committee, and member of Board of Directors of Chilton Investment Company from 2005 to December 2022	13	None

Peyton T. Muldoon, 1969	Trustee	Since September, 2018	Licensed salesperson, Sotheby’s International Realty, a global real estate brokerage firm (since 2011).	13	None

James R. Pierce, Jr., 1956	Trustee	Since September, 2018	Retired since December 2022; Former Chairman, Marsh, insurance broker and risk management, from 2019 to 2022	13	None

Leslie Barrett, 1965	Trustee	Since April, 2022	Senior Software Engineer at Bloomberg LP specializing in Natural Language Processing and Machine Learning since 2012	13	None

1.	The address for each Trustee is 320 Post Road, Suite 230, Darien, Connecticut 06820.

2.	Each Trustee serves until resignation, death, retirement or removal.

Interested Trustee and Officer

Name, Address[1] and Year of Birth	Positions Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During the Past Five Years
John Ciampaglia[3], 1970	Trustee	Since September, 2018	Senior Managing Director of Sprott Inc. and Chief Executive Officer of Sprott Asset Management, Inc. Since 2010.	12	None

Thomas W. Ulrich, 1963	President, Secretary, Chief Compliance Officer	Since September, 2018	Managing Partner, Sprott Inc. group of companies since January 2018, General Counsel and Chief Compliance Officer of Sprott Asset Management USA, Inc. and Resource Capital Investment Corporation (since October, 2012); and Chief Compliance Officer of Sprott Global Resource Investments Ltd. (October, 2012 to December, 2022).	N/A	N/A

Varinder Bhathal, 1971	Treasurer and Chief Financial Officer	Since September, 2018	Chief Financial Officer of Sprott Asset Management LP (since Dec, 2018); Managing Partner, Chief Controller and Treasurer of Sprott Inc. (since Oct, 2017); Vice President, Finance of Sprott Inc. (Dec, 2015 to Oct, 2017).	N/A	N/A

1.	The address for each Trustee and officer is 320 Post Road, Suite 230, Darien, Connecticut 06820.

2.	Each Trustee serves until resignation, death, retirement or removal.

3.	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the various entities under common control with the Adviser.

Board Committees

The Board has an Audit Committee consisting of all Trustees who are Independent Trustees. Mr. Clark currently serves as a member of the Audit Committee and has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “1934 Act”). Mr. Clark, an Independent Trustee, is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met two times during the fiscal year ended December 31, 2024.

The Board also has a Nominating Committee consisting of all Trustees who are Independent Trustees. Mr. Pierce, an Independent Trustee, is the Chairman of the Nominating Committee. The Nominating Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. In considering Trustee nominee candidates, the Nominating Committee takes into account a wide variety of factors, including the overall diversity of the Board’s composition. The Nominating Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating Committee met one time during the fiscal year ended December 31, 2024.

The Board has determined that its leadership structure is appropriate given the business and nature of the Trust. In connection with its determination, the Board considered that the Chairman of the Board is an interested Trustee. The Chairman of the Board can play an important role in setting the agenda of the Board and also serves as a key point person for dealings between management and the Independent Trustees. The Independent Trustees believe that the Chairman’s relationship with the Adviser facilitates meaningful dialogue between the Adviser and the Independent Trustees. The Board also considered that the Chairman of the Audit Committee is an Independent Trustee, which yields similar benefits with respect to the functions and activities of the various Board committees. The Independent Trustees also regularly meet outside the presence of management. The Board has determined that its committees help ensure that the Trust has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Trust, including the Adviser. The Board reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Trust in the interests of shareholders, the Board, as a general matter, oversees risk management of the Trust’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Trust. The Board recognizes that (i) not all risks that may affect the Trust can be identified, (ii) it may not be practical or cost-effective to eliminate or mitigate certain risks, (iii) it may be necessary to bear certain risks (such as investment-related risks) to achieve the Trust’s goals, and (iv) the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. The Trust faces a number of risks, such as investment-related and compliance risks. The Adviser’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust. Under the overall supervision of the Board or the applicable Committee of the Board, the Trust, and Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Trust’s Chief Compliance Officer, as well as various personnel of the Adviser and other service providers such as the Trust’s independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

For each Trustee, the dollar range as of December 31, 2024 of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Michael W. Clark	None	None

Peyton T. Muldoon	$1 - $10,000	$10,001 - $50,000

James R. Pierce, Jr.	None	$50,001 - $100, 000

Leslie Barrett	None	None

John Ciampaglia	$10,001 - $50,000	$10,001 - $50,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in the Adviser or ALPS Distributors, Inc. (“Distributor”), or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

Shareholder Communications to the Board

Shareholders may send communications to the Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Remuneration of Trustees

Each current Independent Trustee is paid an annual retainer of $20,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for each Independent Trustee will increase to $65,000 per year.

Annual Trustee fees may be reviewed periodically and changed by the Board. The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended December 31, 2024.

	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from Trust and Fund Complex(1) Paid to Directors
Michael W. Clark	$44,521	None	None	$65,000

Peyton T. Muldoon	$44,521	None	None	$65,000

James R. Pierce, Jr.	$44,521	None	None	$65,000

Leslie Barrett	$44,521	None	None	$65,000

John Ciampaglia	$0	None	None	$0

(1)	The Fund Complex includes all series of the Trust and another registered investment company for which Sprott Asset Management USA, Inc. provides investment advisory services.

Limitation of Trustees’ Liability

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund.”

Investment Adviser

Sprott Asset Management USA Inc. acts as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser is responsible for the day-to-day investment management of the Fund. The Adviser is owned and controlled by Sprott Asset Management GP Inc., an indirect wholly-owned subsidiary of Sprott, Inc.

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs. The Adviser invests the assets of the Fund, either directly or through the use of sub-advisers, according to the Fund’s investment objective, policies and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Fund.

The Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.89%.

The Fund pays the Adviser the fee above, which is a unitary fee (“Management Fee”). Under this unitary fee structure, the Adviser is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Adviser may from time to time waive all or a portion of its Management Fee. Fee waivers and subsidies will increase the Fund’s total return. These voluntary waivers may be terminated at any time without notice.

The Adviser is required to pay all fees due to the Sub-Adviser (described below) out of the management fee the Adviser receives from the Fund.

The imposition of the Adviser’s fees, as well as any other operating expenses not borne by the Adviser as described above, will have the effect of reducing the total return to investors. From time to time, the Adviser may waive receipt of its fees, which would have the effect of lowering the Fund’s overall expense ratios and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement for the Fund will be available in the Fund’s next Form N-CSR filing.

Pursuant to the Advisory Agreement, the Fund has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from wilful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Advisory Agreement is terminable upon 60 days’ notice by the Board and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Sub-Adviser

ALPS Advisors, Inc., acts as investment sub-adviser to the Fund pursuant to a sub-advisory agreement between the Sub-Adviser and the Adviser with respect to the Fund (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for the recommendation of the purchase, retention and sale of the Fund’s portfolio securities, subject to the oversight of the Adviser and the Board. The sub-advisory fee is paid on a monthly basis. The Fund is not responsible for the payment of this sub-advisory fee.

The Sub-Adviser receives the fees indicated in the table below from the Adviser:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%

$250 million to $500 million	0.03%

Above $500 million	0.02%

*Subject to the following annual minimums per fund sub-advised by ALPS for Sprott: $30,000 per fund.

** Annual rate stated as a percentage of the average daily net assets of the Fund.

Pursuant to the Sub-Advisory Agreement, the Fund have agreed to indemnify the Sub-Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Sub-Advisory Agreement is terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

A discussion regarding the Boards’ basis for approving the Sub-Advisory Agreement for the Fund will be available in the Fund’s Form N-CSR filing for the fiscal year ending December 31, 2025.

Portfolio Managers

Justin Tolman, Maria Smirnova, Shree Kargutkar, Ryan Mischker, Andrew Hicks and Charles Perkins are the portfolio managers for the Fund. Refer to the Prospectus for information regarding each Portfolio Managers experience and background.

Other Accounts Managed by the Portfolio Managers

	Other Accounts Managed (As of December 31, 2024)			Account with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category

	Registered investment companies	1	$862.1 million	0	-
Justin Tolman	Other pooled investment vehicles	2	$84.5 million	2	$84.5 million
	Other accounts	0	-	0	-
	Registered investment companies	1	$862.1 million	0	-
Maria Smirnova	Other pooled investment vehicles	1	$9.6 million	1	$9.6 million
	Other accounts	4	$165.9 million	0	-
	Registered investment companies	1	$862.1 million	0	-
Shree Kargutkar	Other pooled investment vehicles	1	$9.6 million	1	$9.6 million
	Other accounts	4	$165.9 million	0	-
Ryan Mischker	Registered investment companies	16	$14.1 billion	0	-
	Other pooled investment vehicles	0	-	0	-
	Other accounts	0	-	0	-
Andrew Hicks	Registered investment companies	16	$14.1 billion	0	-
	Other pooled investment vehicles	0	-	0	-
	Other accounts	0	-	0	-
Charles Perkins	Registered investment companies	16	$14.1 billion	0	-
	Other pooled investment vehicles	0	-	0	-
	Other accounts	0	-	0	-

Portfolio Manager Compensation

Adviser

Mr. Tolman, Ms. Smirnova and Mr. Kargutkar each receive compensation in connection with their management of the Sprott Active Gold & Silver Miners ETF and other accounts identified above, which includes the following components: (1) base remuneration, (2) incentive fee, and (3) a discretionary annual bonus.

Base Remuneration. The annual base remuneration can be a fixed or variable amount. Certain Portfolio Managers and the investment team members are paid a fixed remuneration out of the variable amount, which is discussed below. Ms. Smirnova Mr. Kargutkar each receive a fixed remuneration. Mr. Hathaway receives a variable remuneration. The variable amount is calculated using the amount of investment advisory fees collected by the Adviser each month, in arrears, derived from the value of the portfolio assets of accounts (including the Fund), for which these individuals are Portfolio Managers.

Mr. Tolman, Ms. Smirnova and Mr. Kargutkar will receive the balance of any respective variable amounts remaining as their compensation, after payment of the fixed amounts to the Portfolio Managers mentioned above and other members of the investment team and certain other expenses.

Incentive Fee. For some accounts managed by Mr. Hathaway, Mr. Tolman, Ms. Smirnova and Mr. Kargutkar , a portion of the fees paid to the Adviser may be linked to performance. For these particular accounts, the Adviser will receive an incentive fee in addition to the standard advisory fee if the performance of the account raises the value of the account above a predetermined threshold. Mr. Hathaway, Mr. Tolman, Ms. Smirnova and Mr. Kargutkar are then paid a percentage of all these incentive fees and the Adviser retains the balance. The Fund is not among the accounts included in the incentive fee arrangement and, consequently, the Fund’s performance does not impact any Portfolio Manager’s receipt of an incentive fee.

Bonus. Mr. Hathaway, Mr. Tolman, Ms. Smirnova and Mr. Kargutkar are eligible to receive a discretionary annual bonus in addition to his or her base remuneration. The level of the discretionary bonus is determined by the General Partner based upon a number of factors, including the firm’s profitability, the expansion of the client account base, the securities market environment for the respective period, the portion of revenue generated by the work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Adviser, his or her role in the development of other investment professionals and his or her work relationship with support staff, and his or her overall contribution to strategic planning and his or her input in decisions for the Adviser’s group of investment managers.

Sub-Adviser

Ryan Mischker, Andrew Hicks and Charles Perkins are paid a base salary, plus a discretionary bonus. The bonus for Ryan Mischker and Andrew Hicks is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Ryan Mischker, Andrew Hicks and Charles Perkins is discretionary and is not based specifically on portfolio performance.

Portfolio Manager Share Ownership

As of December 31, 2024, the Portfolio Managers did not beneficially own shares of the Fund as it’s a new Fund.

Conflicts of Interest

A conflict of interest may arise as a result of the Portfolio Managers being responsible for multiple accounts, including the Fund that may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund or the other account. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund track, and may sell securities that are eligible to be held, sold or purchased by the Fund. The Portfolio Managers may be responsible for accounts that have different advisory fee schedules, such as performance-based fees, which may create an incentive for the Portfolio Managers to favor one account over another in terms of access to investment opportunities or the allocation of the Portfolio Managers’ time and resources. The Portfolio Managers may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the Portfolio Managers to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.

To address and manage these potential conflicts of interest, the Adviser has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies and oversight by investment management and the Compliance team.

Custodian and Transfer Agent

State Street Bank and Trust Company (“SSB”) serves as custodian for the Fund pursuant to a Custodian Agreement. As custodian, SSB holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. SSB also serves as transfer agent for the Fund pursuant to a Transfer Agency and Service Agreement. As compensation for the foregoing services, SSB receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Fund.

Administrator

ALPS Fund Services, Inc. (“ALPS Fund Services”) serves as the Trust’s administrator, with respect to the Fund. Pursuant to an administration agreement, ALPS Fund Services provides certain administrative, bookkeeping and accounting services to the Fund. For the services, ALPS Fund Services receives a fee, accrued daily and paid monthly by the Fund. ALPS Fund Services is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Distributor

ALPS Distributors, Inc. (“Distributor”) serves as the distributor of Creation Units for the Trust on an agency basis. The Trust has entered into a Distribution Agreement with the Distributor (“Distribution Agreement”), under which the Distributor, as agent, reviews and approves orders by Authorized Participants to create and redeem shares in Creation Units. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares will be continuously offered for sale only in Creation Units. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

The Distributor may also enter into agreements with securities dealers (“Dealers”) who will assist in the distribution of Shares. The Distributor will only enter into agreements with firms wishing to purchase Creation Units if the firm qualifies as an Authorized Participant (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive.

Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

Securities Lending Agent

To the extent the Fund engages in securities lending, a securities lending agent for the Fund (the “Securities Lending Agent”) will be appointed pursuant to a written agreement (the “Securities Lending Agency Agreement”), who will be subject to the overall supervision of the Adviser.

If the Fund engage in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the Securities Lending Agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The Securities Lending Agent will bear all operational costs directly related to securities lending.

Counsel

Thompson Hine LLP is counsel to the Trust, including the Fund and the Trustees that are not interested persons of the Trust, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP serves as the Trust’s independent registered public accounting firm and audits the Fund’s financial statements and performs other related audit services.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings are publicly disseminated each day the Fund are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual Cash Amounts is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, the Adviser, Administrator, Custodian and Distributor will not disseminate non-public information concerning the Trust.

QUARTERLY PORTFOLIO SCHEDULE

The Trust is required to disclose a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Disclosure of the Fund’s complete holdings is required to be made monthly on Form N-PORT no later than 60 days after the end of each fiscal quarter, with information reported on Form N-PORT for the third month of the fiscal quarter made publicly available by the SEC 60 days after the end of the Fund’s fiscal quarter. Form N-CSR and Form N-PORT for the Fund will be available on the SEC’s website at http://www.sec.gov.

CODE OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling (888) 622-1813 or on the Fund’s website, and on the SEC’s website at http://www.sec.gov. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available through by writing to Sprott Funds Trust at c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund’s portfolio transactions in connection with such orders.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Sub-Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

In certain instances, the Sub-Adviser may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund are concerned, in other cases it could be beneficial to the Fund. Transactions effected by Sub-Adviser or the other affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

The Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that the Sub-Adviser manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. The Sub-Adviser may deal, trade and invest for its own account in the types of securities in which the Fund may invest. The Sub-Adviser may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

The Fund is new and therefore did not pay commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

The Fund is new and therefore did not pay brokerage commissions during the past fiscal year.

The Fund is new and therefore did not hold any securities of its “regular brokers and dealers” during the past fiscal year.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under the headings “Summary Information—Principal Risks of Investing in the Fund” with respect to the applicable Fund, “Additional Information About the Fund’s Investment Strategies and Risks—Risks of Investing in the Fund,” “Shareholder Information—Determination of NAV” and “Shareholder Information—Buying and Selling Exchange-Traded Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

As in the case of other securities traded on an Exchange, brokers’ commissions on transactions are based on negotiated commission rates at customary levels.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Buying and Selling Exchange-Traded Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CREATION AND REDEMPTION OF CREATION UNITS

General

The Fund will issue and sell Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities held by the Fund and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are affected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

With respect to the Fund that invests in non-U.S. securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Fund’s listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Placement of Creation Orders Using Clearing Process

The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits (for the Fund if it is eligible to utilize the Clearing Process) made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process

Fund Deposits made outside the Clearing Process (including all Fund Deposits made for the Fund that are not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the second (2nd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) (if the Fund can utilize the Clearing Process) and in the circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of the Fund for reasons including, but not limited to: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fee

Authorized Participants may be required to pay a creation or redemption fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a creation or redemption fee, payable to SSB, in the amount listed in the table below, irrespective of the size of the order.

An additional variable charge may be imposed for creations effected outside the Clearing Process (with respect to the Fund that could utilize the Clearing Process).

In addition, in the case of cash creations or where the Trust permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Fund for the costs associated with purchasing the applicable securities. The Trust may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s or Sub-Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation or redemption transaction fee for the Fund is $300 per in-kind transaction, $100 per cash transaction .

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at the Fund’s NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) has full legal authority and legal right to tender for redemption the requisite number of Shares of the applicable Fund and to receive the entire proceeds of the redemption, and (ii) if such Shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement effecting legal or beneficial ownership of such Shares being tendered there are no restrictions precluding the tender and delivery of such Shares (including borrowed Shares, if any) for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

If the Fund that effects redemptions wholly or partly in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the Fund’s listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions (or partial cash redemptions) are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The Fund may effect redemptions largely or wholly in cash.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Investment Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s sale of portfolio securities will be at the expense of the Fund and will affect the value of all Shares of the Fund; but the Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The standard redemption transaction fees for the Fund otherwise are the same as the standard creation fees set forth above. In no event will a redemption transaction fee exceed 2% of the amount redeemed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Unit Aggregations through the Clearing Process (for the Fund eligible to utilize the Clearing Process) must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Unit Aggregations outside the Clearing Process (including all redemption orders for the Fund not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. If the Fund invests in non-U.S. securities, however, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. In addition, if the Fund invests in non-U.S. securities, in connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If the Fund effects redemptions wholly or partly in-kind, if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays

The Fund that invests in non-U.S. securities generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus two or T plus one in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

DETERMINATION OF NET ASSET VALUE

NAV for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s pricing procedures require the Adviser to determine a security’s fair value. In determining such value the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators. In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Distributions.”

General Policies

The Fund expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Dividend Distributions

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Fund is new and therefore no person owned of record or beneficially 5% or more of the Fund’s shares as of the date of this SAI.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund will elect and intends to qualify each year to be treated as a separate RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

It may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying the Diversification Requirement. The Fund’s efforts to satisfy the Diversification Requirement may affect the Fund’s execution of its investment strategy.

To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although the Fund intend to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund is new and therefore no amounts are available as carry forwards to the next tax year.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions

The Fund intend to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.

Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.

Qualified dividend income includes, in general and subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares

A sale, redemption, or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments

Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding

The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders

Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and shareholders are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and with respect to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State Tax

In those states that have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Permitted Investments” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options and forward contracts) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

CAPITAL STOCK

The Trust currently is comprised of four investment funds. The Trust issues Shares of beneficial interest with no par value. The Board may designate additional series of the Trust.

Each Share issued by the Trust has a pro rata interest in the assets of the Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and each fractional Share has a proportional fractional vote. Shares of all Fund votes together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other Fund, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Under Delaware law, shareholders of a statutory trust may have similar limitations on liability as shareholders of a corporation.

SHAREHOLDER REPORTS

The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by an independent auditor approved by the Trust’s Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust’s distributions.

Shareholder inquiries may be made by writing to the Trust, 1290 Broadway, Suite 1000, Denver, Colorado 80203.

FINANCIAL STATEMENTS

The Fund is new and therefore does not have any financial statements. The Fund’s financial statements will be available after the Fund has completed its first fiscal year of operations.

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by Nasdaq, Inc. makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. Nasdaq, Inc. is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. Nasdaq, Inc. has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Nasdaq, Inc. have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

APPENDIX A

SPROTT FUNDS TRUST

Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting

The Board of Trustees (the “Board”) of the Sprott Funds Trust and its series listed in Appendix A (the “Funds”), advised by Sprott Asset Management USA, Inc., and sub-advised by ALPS Advisors Inc. (the “Sub-Adviser”), has the responsibility for the oversight of the voting of proxies related to portfolio securities of the Funds. The Board has determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to the Sub-Adviser, subject to the principles outlined in this Policy.

Sub-Adviser will cast votes on behalf of the Fund on specific proxy issues in respect of securities held by each such Fund (or refrain from voting) in accordance with the Sub-Adviser’s Proxy Voting Policies.

Sub-Adviser will report on an annual basis to the Board on its voting of Fund proxies and provide the Board: (1) a summary of all proxy votes that Sub-Adviser has made on behalf of the Funds in the preceding year together with a representation that all votes were in accordance with the Sub-Adviser’s Proxy Voting Policies; and (2) a list of changes, if any, to the Sub-Adviser’s Proxy Voting Policies that have not previously been reported.

Appendix

List of Funds

Sprott Gold Miners ETF

Sprott Junior Gold Miners ETF

Sprott Uranium Miners ETF

Sprott Energy Transition Materials ETF

Sprott Junior Copper Miners ETF

Sprott Nickel Miners ETF

Sprott Lithium Miners ETF

Sprott Junior Uranium Miners ETF

Sprott Copper Miners ETF

Sprott Silver Miners & Physical Silver ETF

Sprott Active Gold & Silver Miners ETF

Sprott Active Metals & Miners ETF

Sprott Royalty, Streaming & Physical Metals ETF

A-1

SHARES NOT CURRENTLY OFFERED

Investment Company Act File No. 811-23382

Prospectus

September 4, 2025

Sprott Royalty, Streaming & Physical Metals ETF (Nasdaq: ROYS)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information — Sprott Royalty, Streaming & Physical Metals ETF

Investment Objective

The Sprott Royalty, Streaming & Physical Metals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Metal Royalty & Streaming Index (the “Underlying Metal Royalty & Streaming Index”)

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”).

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Distribution and Service (12b-1) Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

	1 Year	3 Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. Because the fund is newly organized, no portfolio turnover figures are available for the Fund.

Principal Investment Strategies of the Fund

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Metal Royalty & Streaming Index. The Underlying Metal Royalty & Streaming Index is designed to track the performance of: (i) companies that derive at least 50% of their revenue from metal royalties or streaming or metal royalty trusts (together “Metal Royalty and Streaming Companies”); and (ii) publicly traded closed-end trusts that invest 50% or more of their assets in physical gold, silver, platinum, palladium, copper or uranium (“Physical Metal Trusts”). While the Fund will invest at least 80% of the value of its total assets in securities of the Underlying Metal Royalty & Streaming Index, it also has a policy to invest at least 80% of the value of its total assets in Metal Royalty and Streaming Companies and Physical Metal Trusts. The mix of the Fund’s investments in equity securities of Metal Royalty and Streaming Companies and Physical Metal Trusts will vary, including each time the Underlying Metal Royalty and Streaming Index is rebalanced, but at all times the Fund will have concurrently significant exposure to securities issued by Metal Royalty and Streaming Companies and exposure to securities issued by Physical Metal Trusts. The Underlying Metal Royalty & Streaming Index generally consists of from 22 to 35 constituents. These investment policies may be changed without shareholder approval, upon 60 days’ notice to shareholders.

1

Metal royalty and streaming companies provide financing to mining companies, often to fund construction, expansion or exploration, in exchange for rights to a portion of future production or revenue. Royalties entitle them to a percentage of revenue, or less frequently profit, while streams allow them to purchase a share of the mined metal at a fixed, discounted price.

Metal Royalty and Streaming companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Underlying Metal Royalty & Streaming Index subject to the following restrictions:

●	All securities must have a company level minimum free float market capitalization of $25 million to become components of the Index and must maintain a minimum free float market capitalization of $20 million to remain in the Index. New index constituents must have an Average Daily Traded Value of at least USD $50 thousand, while existing index constituents must have an Average Daily Traded Value of at least USD $40 thousand over the preceding 3-month period.

●	Securities are free float market cap weighted subject to the weighting restrictions listed.

●	As of the semi-annual index selection dates, (i) no individual company, by free float market capitalization, may have a weight in excess of 20% of the value of the Index, (ii) the aggregate weighting of all constituents over 5% of the value of the Index is capped at 49%, (iii) the weighting of no other individual company may exceed 4.75% the value of the Index, and (iv) the weighting of Physical Metal Trusts is set to 17.25%.

●	At each step, the excess weight is redistributed pro-rata to each Underlying Metal Royalty & Streaming Index Component that has not already reached a previous weighting cap.

●	If multiple share classes exist for a company, the following preference order is followed:

○	If the company is already included in the Underlying Metal Royalty & Streaming Index, the existing share class is retained.

○	In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Metal Royalty & Streaming Index, the Fund may invest in publicly traded closed ended trusts in the Underlying Metal Royalty &Streaming Index. The Underlying Metal Royalty & Streaming Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. Emerging markets are countries that are transitioning from the developing phase to the “developed” phase. Frontier markets are countries that are more established than the least developed countries but still less established than the emerging markets.

As of 5/30/25, 100% of the Underlying Metal Royalty & Streaming Index consists of securities of Canadian, the United States, Australian, and United Kingdom issuers.

The Underlying Metal Royalty & Streaming Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, delistings and spin-offs. The Underlying Metal Royalty & Streaming Index is unmanaged and cannot be invested in directly.

Physical Metal Trusts are trusts created to invest and hold substantially all of their assets in assets in physical gold, silver, platinum, palladium, copper or uranium, such as the Sprott Physical Gold Trust, Sprott Physical Silver Trust, Sprott Physical Gold and Silver Trust, Sprott Physical Platinum and Palladium Trust, Sprott Physical Copper Trust, and the Sprott Physical Uranium Trust, which are managed by Sprott Asset Management LP (“SAM LP” or the “Sponsor”), an affiliate of the Adviser. SAM LP, the Adviser and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing decisions related to the Sprott Physical Gold Trust, Sprott Physical Silver Trust, Sprott Physical Gold and Silver Trust, Sprott Physical Platinum and Palladium Trust, Sprott Physical Copper Trust, and the Sprott Physical Uranium Trust. See “Investments in Affiliated Funds.”

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Underlying Metal Royalty & Streaming Index in proportion to the weightings in the Underlying Metal Royalty & Streaming Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Underlying Metal Royalty & Streaming Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Metal Royalty & Streaming Index will be 95% or better. A figure of 100% would indicate perfect correlation.

2

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in Underlying Metal Royalty & Streaming Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Metal Royalty & Streaming Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of June 30, 2025, the Underlying Metal Royalty & Streaming Index was concentrated in the Metals & Mining Industry. In addition, in replicating the Underlying Metal Royalty & Streaming Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of May 30, 2025, 82.75% of the Index consisted of companies in the Materials Sector.

The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sponsor co-developed the methodology for determining the securities to be included in the Underlying Metal Royalty & Streaming Index and the Index Provider is responsible for the ongoing maintenance of the Underlying Metal Royalty & Streaming Index. The Sponsor will provide certain services in connection with the Underlying Metal Royalty & Streaming Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing eligibility of the Underlying Metal Royalty & Streaming Index constituents. The Sponsor’s role is limited to data contribution, providing the eligible index universe only.

The Fund may engage in securities lending.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

3

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk. The Fund seeks to track the Underlying Metal Royalty and Streaming Index, which itself is currently concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

4

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Metal Royalty & Streaming Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Metal Royalty & Streaming Index, or the daily calculation of the Underlying Metal Royalty & Streaming Index will be free from error. It is also possible that the value of the Underlying Metal Royalty & Streaming Index may be subject to intentional manipulation by third-party market participants. The Underlying Metal Royalty & Streaming Index may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Metal Royalty & Streaming Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the Index Provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

5

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Metal Royalty & Streaming Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Metal Royalty & Streaming Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Metal Royalty & Streaming Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Metal Royalty & Streaming Index.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Metal Royalty and Streaming Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

6

Precious Metals Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the precious metals mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of a precious metal may be adversely affected, which could in turn affect the Fund’s returns. The precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Performance

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to each shareholder semi-annually.

Management

Adviser

Sprott Asset Management USA, Inc. (the “Adviser”) is the investment adviser to the Fund.

Sub-Adviser

ALPS Advisors, Inc. (the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Managers

Ryan Mischker, Senior Vice President, Portfolio Management & Research, Andrew Hicks, Senior Vice President, Director of ETF Portfolio Management, Trading & Research, and Charles Perkins Associate Vice President, Portfolio Management & Research at the Sub-Adviser are responsible for the day-to-day management of the Fund. Mr. Mischker, Mr. Hicks and Mr. Perkins have each served in such capacity since the Fund’s inception in September 2025.

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Purchase and Sale of Fund Shares

The Fund issues and redeems shares at NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” that have entered into contractual arrangements with ALPS Distributors, Inc., the Fund’s distributor (“Distributor”). A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities in the Fund’s portfolio and/or cash.

Individual shares of the Fund may only be purchased and sold on the Exchange through brokers. Shares of the Fund are listed on the Exchange and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads can be viewed on the Fund’s website at www.sprottetfs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealer and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees (“Board”) of Sprott Funds Trust without shareholder approval upon not more than sixty (60) days’ written notice to shareholders. The fundamental policies of the Fund are set forth in the Statement of Additional Information under “Investment Restrictions”.

Additional Information About the Investment Strategy

The Fund will, under normal circumstances, invest at least 80% of its net assets in securities of the Underlying Metal Royalty & Streaming Index. The Underlying Metal Royalty & Streaming Index is designed to track the performance of: (i) companies that derive at least 50% of their revenue from metal royalties or streaming or metal royalty trusts (together “Metal Royalty and Streaming Companies”); and (ii) publicly traded closed-end trusts that invest 50% or more of their assets in physical gold, silver, platinum, palladium, copper or uranium (“Physical Metal Trusts”). While the Fund will invest at least 80% of the value of its total assets in securities of the Underlying Metal Royalty & Streaming Index, it also has a policy to invest at least 80% of the value of its total assets in Metal Royalty and Streaming Companies and Physical Metal Trusts. The mix of the Fund’s investments in equity securities of Metal Royalty and Streaming Companies and Physical Metal Trusts will vary, including each time the Underlying Metal Royalty & Streaming Index is rebalanced, but at all times the Fund will have concurrently significant exposure to securities issued by Metal Royalty and Streaming Companies and exposure to securities issued by Physical Metal Trusts. The Underlying Metal Royalty & Streaming Index generally consists of from 22 to 35 constituents. These investment policies may be changed without shareholder approval, upon 60 days’ notice to shareholders. Eligible companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management.

Metal royalty and streaming companies provide financing to mining companies, often to fund construction, expansion or exploration, in exchange for rights to a portion of future production or revenue. Royalties entitle them to a percentage of revenue, or less frequently profit, while streams allow them to purchase a share of the mined metal at a fixed, discounted price.

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Metal Royalty and Streaming companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Underlying Metal Royalty & Streaming Index subject to the following restrictions:

●	All securities must have a company level minimum free float market capitalization of $25 million to become components of the Index and must maintain a minimum free float market capitalization of $20 million to remain in the Index. New index constituents must have an Average Daily Traded Value of at least USD $50 thousand, while existing index constituents must have an Average Daily Traded Value of at least USD $40 thousand over the preceding 3-month period.

●	Securities are free float market cap weighted subject to the weighting restrictions listed.

●	As of the semi-annual index selection dates, (i) no individual company, by free float market capitalization, may have a weight in excess of 20% of the value of the Index, (ii) the aggregate weighting of all constituents over 5% of the value of the Index is capped at 49%, (iii) the weighting of no other individual company may exceed 4.75% the value of the Index, and (iv) the weighting of Physical Metal Trusts is set to 17.25%.

●	At each step, the excess weight is redistributed pro-rata to each Underlying Metal Royalty & Streaming Index Component that has not already reached a previous weighting cap.

●	If multiple share classes exist for a company, the following preference order is followed:

○	If the company is already included in the Underlying Metal Royalty & Streaming Index, the existing share class is retained.

○	In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Metal Royalty & Streaming Index, the Fund may invest in publicly traded closed ended trusts in the Index. The Underlying Metal Royalty & Streaming Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. Emerging markets are countries that are transitioning from the developing phase to the “developed” phase. Frontier markets are countries that are more established than the least developed countries but still less established than the emerging markets.

As of 5/30/25, 100% of the Underlying Metal Royalty & Streaming Index consists of securities of Canadian, the United States, Australian, and United Kingdom issuers.

The Underlying Metal Royalty & Streaming Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Underlying Metal Royalty & Streaming Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, delistings and spin-offs. The Underlying Metal Royalty & Streaming Index is unmanaged and cannot be invested in directly.

Physical Metal Trusts are trusts created to invest and hold substantially all of their assets in assets in physical gold, silver, platinum, palladium, copper or uranium, such as the Sprott Physical Gold Trust, Sprott Physical Silver Trust, Sprott Physical Gold and Silver Trust, Sprott Physical Platinum and Palladium Trust, Sprott Physical Copper Trust, and the Sprott Physical Uranium Trust, which are managed by Sprott Asset Management LP (“SAM LP” or the “Sponsor”), an affiliate of the Adviser. SAM LP, the Adviser and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing decisions related to the Sprott Physical Gold Trust, Sprott Physical Silver Trust, Sprott Physical Gold and Silver Trust, Sprott Physical Platinum and Palladium Trust, Sprott Physical Copper Trust, and the Sprott Physical Uranium Trust. See “Investments in Affiliated Funds.”

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Underlying Metal Royalty & Streaming Index in proportion to the weightings in the Underlying Metal Royalty & Streaming Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Underlying Metal Royalty & Streaming Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Metal Royalty & Streaming will be 95% or better. A figure of 100% would indicate perfect correlation.

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The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in Underlying Metal Royalty and Streaming Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Metal Royalty & Streaming Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Metal Royalty & Streaming Index concentrates in an industry or group of industries. As of June 30, 2025, the Underlying Metal Royalty & Streaming Index was concentrated in the Metals & Mining Industry. In addition, in replicating the Underlying Metal Royalty & Streaming Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of May 30, 2025, 80.75% of the Index consisted of companies in the Materials Sector.

The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sponsor co-developed the methodology for determining the securities to be included in the Underlying Metal Royalty & Streaming Index and the Index Provider is responsible for the ongoing maintenance of the Underlying Metal Royalty & Streaming Index. The Sponsor will provide certain services in connection with the Underlying Metal Royalty & Streaming Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing eligibility of the Underlying Metal Royalty & Streaming Index constituents. The Sponsor’s role is limited to data contribution, providing the eligible index universe only.

The Adviser anticipates that, generally, the Fund will hold or gain exposure to all of the securities that comprise Underlying Metal Royalty & Streaming Index in proportion to their weightings in such Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the Underlying Metal Royalty & Streaming Index. There also may be instances in which the Sub-Adviser may choose to underweight or overweight a security in Underlying Metal Royalty & Streaming Index, purchase securities not in the Underlying Metal Royalty & Streaming Index that the Sub-Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Underlying Metal Royalty & Streaming Index. The Fund may sell securities that are represented in the Underlying Metal Royalty & Streaming Index in anticipation of their removal from such Index or purchase securities not represented in such Index in anticipation of their addition to such Index. The Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), temporarily invest in securities not included in the Underlying Metal Royalty & Streaming Index that are expected to be highly correlated with the securities included in such Index.

The Fund may engage in securities lending.

Additional Information About the Fund’s Principal Risks

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks” in the Fund’s summary.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

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Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk. The Fund seeks to track the Underlying Metal Royalty and Streaming Index, which itself is currently concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

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Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

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United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Metal Royalty & Streaming Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Metal Royalty & Streaming Index, or the daily calculation of the Underlying Metal Royalty & Streaming Index will be free from error. It is also possible that the value of the Underlying Metal Royalty & Streaming Index may be subject to intentional manipulation by third-party market participants. The Underlying Metal Royalty & Streaming Index may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Metal Royalty & Streaming Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Metal Royalty & Streaming Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Metal Royalty & Streaming Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Metal Royalty & Streaming Index.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

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Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Metal Royalty and Streaming Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

Precious Metals Mining Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the precious metals mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of a precious metal may be adversely affected, which could in turn affect the Fund’s returns. The precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below.

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Non-Principal Risks

The following section provides information regarding certain other risks of investing in the Fund.

Costs of Buying or Selling Shares Risk. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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Exclusion from the Definition of a Commodity Pool Operator Risk. With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective(s), to limit its investments in these types of instruments. The Fund is not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, their investment strategies or this Prospectus.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Investments in Affiliated Funds

SAM LP, an affiliated person of the Adviser, is the investment manager of the Sprott Physical Gold Trust, Sprott Physical Silver Trust, Sprott Physical Gold and Silver Trust, Sprott Physical Platinum and Palladium Trust, Sprott Physical Copper Trust, and the Sprott Physical Uranium Trust, (each an “Affiliated Physical Trust” and, collectively, the “Affiliated Physical Trusts”), each a publicly traded closed-ended trust created to invest and hold substantially all of its assets in physical gold, physical silver, physical gold and silver, physical platinum and palladium, physical copper, and physical uranium, respectively. Certain employees of the Adviser may own shares of an Affiliated Physical Trust. In seeking to track the performance of the Underlying Metal Royalty and Streaming Index, the Fund may buy and sell shares of an Affiliated Physical Trust on the secondary market. In connection with any such investments the Fund, as a shareholder, will indirectly pay its pro rata share of fees paid and other expenses incurred by the Affiliated Physical Trust, including those fees charged by the Adviser for managing the Affiliated Physical Trust.

In making investment decisions for the Fund, the Adviser is not permitted to obtain or use material non-public information about the Affiliated Physical Trusts acquired by any unit of Sprott, Inc., the parent company of the Adviser, in the course of these activities. In addition, from time to time, the activities of the Adviser and its affiliates may limit the Fund’s flexibility in purchases and sales of such securities.

The Adviser, SAM LP, and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with the Adviser’s fiduciary obligations to its clients, including decisions related to an Affiliated Physical Trust. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Adviser may have the effect of favoring the interests of other clients or businesses of other divisions or units of Sprott Inc., provided that the Adviser or other Sprott company believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the Proxy Voting Policy section of the statement of additional information.

Manager of Managers Order

The Fund and the Adviser may seek to obtain an exemptive order from the SEC that permits the Adviser, with the Board’s approval, to enter into sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. The exemptive order would permit the Adviser, subject to the approval of the Board, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval if the Adviser and the Board believe such action will benefit the Fund and its shareholders. There is no guarantee that the Fund or the Adviser would receive such relief from the SEC.

Disclosure of Portfolio Holdings

The Fund’s portfolio holdings will be disclosed each day on its website at www.SprottETFs.com. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

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Fund Management

Adviser

Sprott Asset Management USA, Inc. located at 320 Post Road, Suite 230, Darien, Connecticut 06820, serves as the investment adviser to the Fund. As of June 30, 2025, the Adviser and its affiliates had approximately $31.5 billion in assets under management. Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs. The Adviser invests the assets of the Fund, either directly or through the use of sub-advisers, according to the Fund’s investment objective, policies and restrictions.

For the services the Adviser provides to the Fund, the Adviser is entitled to receive an annual advisory fee from the Fund calculated daily and paid monthly at an annual rate of 0.65% of net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

A discussion regarding the basis for the Board’s renewal of the Advisory Agreement with the Adviser will be available in the Fund’s next Form N-CSR filing.

Sub-Adviser

ALPS Advisors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the sub-adviser to the Fund. As of June 30, 2025, the Sub-Adviser has approximately $28.6 billion in assets under management.

Under the Sub-Advisory Agreement with respect to the Fund, the Adviser pays the Sub-Adviser a fee as indicated in the table below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million - $500 million	0.03%
Above $500 million	0.02%

*Subject to the following annual minimums per fund sub-advised by ALPS for Sprott: $30,000 per fund.

** Annual rate stated as a percentage of the average daily net assets of the Fund.

The sub-advisory fee is paid on a monthly basis. The Fund is not responsible for the payment of this sub-advisory fee.

A discussion regarding the basis for the Board’s renewal of the Sub-Advisory Agreement with the Adviser will be available in the Fund’s next Form N-CSR filing.

Portfolio Managers

The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Fund. Please refer to the SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of shares of the Fund.

Ryan Mischker has been Portfolio Manager of the Fund since September 2025. Prior to joining ALPS Advisors, Mr. Mischker served as Compliance Manager of ALPS Fund Services, where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Andrew Hicks is a Director of ETF Portfolio Management & Research at ALPS Advisors, Inc. and has been a Portfolio Manager of the Fund since September 2025. He joined the firm as a Portfolio Manager in 2015. Prior to ALPS, Mr. Hicks was a senior equity/ETF trader and global research analyst with Virtus Investment Partners and SCM Advisors, an affiliate of Virtus. Mr. Hicks began his career in semiconductor equity research at Citi and earned an accounting / finance degree from Miami University (Ohio) with an MBA-Finance from the University of Colorado-Denver.

Charles Perkins has been a Portfolio Manager of the Fund since September 2025. He joined the ALPS Advisors, Inc. as an Analyst in 2015. Prior to joining ALPS, Mr. Perkins served as Senior Fund Accountant of ALPS Fund Services, where he was primarily responsible for day-to-day NAV calculations. Mr. Perkins has over 12 years financial services experience and graduated from the University of Colorado at Boulder with a B.S. in Finance.

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Shareholder Information

General

The shares are issued or redeemed by the Fund at NAV per Share only in Creation Unit size and only to Authorized Participants that have entered into agreements with the Fund’s distributor. See “How to Buy and Sell Shares.”

Most investors buy and sell shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed for trading in the secondary market on the Exchange . Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots,” at no per share price differential. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund trades on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. Given that the Fund’s shares can be issued and redeemed in Creation Units, the Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Fund trades under the Exchange ticker symbol ROYS.

Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website (www.sprottetfs.com).

Share prices are reported in dollars and cents per Share.

Investors may acquire shares directly from the Fund, and shareholders may tender their shares for redemption directly to the Fund, only in Creation Units of 10,000 shares, as discussed in the “How to Buy and Sell Shares” section below.

Book-Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes (except for tax purposes).

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or “street name” form.

How to Buy and Sell Shares

Pricing Fund Shares

The trading price of the Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NAV per Share for the Fund is determined once daily as of the close of the Exchange, usually 4:00 p.m. Eastern time, each day the Exchange is open for trading. NAV per Share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

The value of the securities and other assets and liabilities held by the Fund is determined pursuant to the Adviser’s valuation policies and procedures. The Adviser has been designated by the Board of Trustees as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.

Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.

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Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of regular trading hours of the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by the Adviser to be unreliable, the Adviser will fair value the Fund’s investments in accordance with its policies and procedures. The Adviser may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if the Adviser determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund.

For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of the Fund’s pricing time.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset value is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its shares.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units (large specified blocks of 10,000 shares) directly with the Fund must have entered into an authorized participant agreement (such investors being “Authorized Participants”) with the Distributor, and accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

How to Buy Shares

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities included in the Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.” For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation (the “NSCC”) immediately prior to the opening of business each day of the Exchange. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on the Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

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Orders must be placed in proper form by or through a participant of the DTC (“DTC Participant”) that has entered into an agreement with the Distributor, and accepted by the transfer agent, with respect to purchases and redemptions of Creation Units. All standard orders must be placed for one or more whole Creation Units of shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason.

A fixed creation transaction fee of $300 per in-kind transaction, and $100 per cash transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Fund for the costs associated with buying the applicable securities. The Fund may adjust these fees from time to time based on actual experience. The price for each Creation Unit will equal the daily NAV per Share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the Exchange is open for business. The Fund’s custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $300 per in-kind transaction, and $100 per cash transaction (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

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Dividends, Distributions, and Tax Matters

Distribution and Service Plan

The Fund has adopted a Distribution and Service Plan, which currently is dormant, in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its shares. No payments pursuant to the Distribution and Service Plan will be made during the twelve (12) month period from the date of this Prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Because these fees, if imposed, would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributions

Fund shareholders are entitled to their share of the Fund’s income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund typically earns income dividends from stocks and may earn interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.” The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Underlying Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in a fund). Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through which the shares were purchased makes such option available.

Frequent Purchases and Redemptions

The Fund imposes no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Fund’s shareholders when they determined that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems their shares at NAV for a basket of securities intended to mirror the Fund’s respective portfolio, plus a small amount of cash, and the Fund’s shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.

Federal Income Taxation

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in the shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions

●	You sell your shares listed on the Exchange, and

●	You purchase or redeem Creation Units

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares, and as capital gain thereafter.

A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the Fund may, subject to certain limitations, be entitled to claim a credit or a deduction with respect to foreign taxes if the Fund is eligible to and elects to pass through these taxes to them. If more than 50% of the Fund’s total assets at the end of its taxable year consists of foreign stock or securities, the Fund intends to elect to “pass through” to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor’s pro rata share of the Fund’s foreign income taxes.

If you are not a citizen or permanent resident of the United States, or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax (and certain capital gain dividends may be subject to a 21% withholding tax), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

The Fund generally will be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number (generally your social security number) or otherwise provide proof of an applicable exemption from backup withholding. The backup withholding rate for an individual is 24%.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.

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Taxation of Fund Investments in Passive Foreign Investment Companies

Certain of the Fund’s investments are expected to be in passive foreign investment companies (“PFICs”) for U.S. federal income tax purposes. The Fund generally intend to elect to “mark to market” these investments at the end of each taxable year. By making the “mark to market” election, the Fund will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over the adjusted basis of such shares and as ordinary loss any decrease in such value. Gains realized with respect to a disposition of a PFIC that the Fund has elected to mark to market will be ordinary income.

In some cases, however, the Fund may make a qualified electing fund (“QEF”) election with respect to an investment in a PFIC.

By making a QEF election, the Fund will recognize ordinary income equal to the Fund’s pro rata share of the PFIC’s ordinary income for each year and will recognize long-term capital gain equal to the Fund’s pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives any distributions from the PFIC.

By making either the “mark to market” election or the QEF election, the Fund may be required to recognize income in excess of the distributions that the Fund receives from its investments in PFICS. Accordingly, the Fund may need to borrow money or dispose of some of its investments in order to meet its distribution requirements.

If the Fund does not make either the “mark to market” election or a QEF election with respect to an investment in a PFIC, the Fund could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the dispositions of, the PFIC which cannot be avoided by distributing such amounts to the respective Fund’s shareholders.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur.

Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. The SEC recently adopted Rule 12d1-4 under the 1940 Act, which permits registered investment companies to invest in exchange-traded funds offered by the Trust, including the Fund, beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust. However, if the Fund were to invest in securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A), other registered investment companies would not be permitted to rely on Rule 12d1-4 to invest in the Fund in excess of the limits.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s distributor, breaks them down into individual shares of the Fund, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of the Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of shares of the Fund, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

22

Premium/Discount Information

The Fund is new and therefore does not have any information regarding how often its shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) NAV. This information will be available, however, at www.sprottetfs.com after the Fund’s shares have traded on the Exchange for a full calendar quarter.

Financial Highlights

Because the Fund has not commenced operations, financial highlights are not yet available.

General Information

For More Information:

Existing Shareholders or Prospective Investors

●	Call your financial professional

●	www.sprottetfs.com

Investment Adviser
Sprott Asset Management USA, Inc.
320 Post Road, Suite 230
Darien, Connecticut 06820

Sub-Adviser
ALPS Advisors, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Legal Counsel
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Transfer Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, Pennsylvania 19102

23

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s shares. It can be reviewed on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address publicinfo@sec.gov. These documents and other information concerning the Trust also may be inspected at the offices of Sprott Asset Management USA, Inc., 320 Post Road, Suite 230, Darien, Connecticut 06820. These documents and other information concerning the Trust also may be inspected at the offices of ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI and the Fund’s annual and semi-annual reports may be obtained without charge by writing to the Fund at c/o ALPS Distributors, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203 or by calling (888) 622-1813.

24

SHARES OF THE FUND ARE NOT CURRENTLY OFFERED

SPROTT FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 4, 2025

Fund	Ticker Symbol	Listing Exchange
Sprott Royalty, Streaming & Physical Metals ETF	ROYS	NASDAQ

This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the Prospectus of Sprott Royalty, Streaming & Physical Metals ETF (the “Fund”), series of Sprott Funds Trust (the “Trust”) dated September 4, 2025, as it may be supplemented from time to time (“Prospectus”).

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus, SAI and the Fund’s Annual and Semi-Annual Shareholder Reports, when available, may be obtained without charge by writing to the Trust or the Trust’s Distributor, ALPS Distributors, Inc., at 1290 Broadway, Suite 1000, Denver, Colorado 80203 or by calling 1.888.622.1813 (9 a.m. to 6 p.m. Eastern Time).

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. The Trust currently consists of fourteen series. Sprott Gold Equity Fund, a mutual fund, is offered by a separate prospectus and statement of additional information. Sprott Active Metals & Miners ETF, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Critical Materials ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Lithium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Uranium Miners ETF, Sprott Silver Miners & Physical Silver ETF and Sprott Active Gold & Silver Miners ETF, each of which is a non-diversified (except for Sprott Active Metals & Miners ETF, which is diversified) management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), are also offered by separate prospectuses and statements of additional information. Sprott Royalty, Streaming & Physical Metals ETF which is the subject of this Statement of Additional Information (“SAI”), is a non-diversified management investment company under the 1940 Act. As described in the Fund’s prospectus, the Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq Sprott Metal Royalty & Streaming Index.

The Trust was organized as a Delaware statutory trust on January 3, 2018. The shares of the Fund are referred to herein as “Shares.” Sprott Asset Management USA, Inc. (the “Adviser”) acts as the investment adviser to the Fund. ALPS Advisors, Inc. (the “Sub-Adviser”) continues to act as sub-adviser to the Fund.

The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on The Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. Creation Units are not expected to consist of fewer than 10,000 Shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. An Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares of the Fund under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the 1940 Act and any of the statements regarding: (a) the index composition; (b) the description of the Fund; (c) limitations on the Fund’s portfolio holdings or reference assets; (d) dissemination and availability of the index or intraday indicative values; or (e) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund; (iv) if the value of the Fund’s Underlying Index is no longer calculated or available or an interruption to the dissemination persists past the trading day in which it occurred or the Underlying Index is replaced with a new index, unless the new underlying index meets certain Exchange requirements; (v) if the intraday indicative value is no longer disseminated at least every 15 seconds during the Exchange’s regular market session and the interruption to the dissemination persists past the trading day in which it occurred; or (vi) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus under the headings “Summary Information—Principal Investment Strategies of the Fund” with respect to the applicable Fund, “Summary Information—Principal Risks of Investing in the Fund” with respect to the Fund and “Additional Information About the Fund’s Investment Strategies and Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

1

General Considerations and Risks

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

In the event that the securities in the Fund’s index are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

The Adviser, on behalf of the Fund has filed with the National Futures Association (“NFA”) a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Therefore, the Fund, the Adviser and Sub-Adviser (both with respect to the Fund) are not subject to registration or regulation as a commodity pool or CPO under the CEA. If the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

Authorized Participant Concentration

Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Borrowing

The Fund may borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulation from time to time. This means that, in general, the Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. The Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three (3) days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

The Fund also may enter into certain transactions that can be viewed as constituting a form of borrowing or financing transaction by such Fund. To the extent the Fund “covers” its obligations or liabilities by the segregation or “earmarking” of assets, in accordance with procedures adopted by Board reasonably designed to be consistent with the regulations, rules and SEC staff interpretations under the 1940 Act, such borrowing will not be (i) considered a “senior security” by the Fund or (ii) subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on the Fund’s NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Gold and Silver Mining Industry Risk

The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

2

Copper Risk

Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Platinum and Palladium Industry Risk

The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Uranium Risk

Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Commodity Risk

The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Common Stock Risk

Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk

The Fund seeks to track the Underlying Metal Royalty and Streaming Index, which itself is currently concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Currency Risk

The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

3

Cybersecurity and Disaster Recovery Risks

Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Depositary Receipt Risk

The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Fluctuation of Net Asset Value Risk

The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Foreign Investment Risk

The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

4

Frontier Markets Risk

Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Risks Related to Investing in Australia: Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Risks Related to Investing in Canada: Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Risks Related to Investing in United Kingdom: The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Index Performance Risk

There can be no guarantee or assurance that the methodology used to create the Underlying Metal Royalty & Streaming Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Metal Royalty & Streaming Index, or the daily calculation of the Underlying Metal Royalty & Streaming Index will be free from error. It is also possible that the value of the Underlying Metal Royalty & Streaming Index may be subject to intentional manipulation by third-party market participants. The Underlying Metal Royalty & Streaming Index may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Metal Royalty & Streaming Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the Index Provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Investment Risk

An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

5

Liquidity Risk

It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Market Risk and Selection Risk

Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Metals and Mining Industry Risk

Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Micro-Capitalization Company Risk

Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk

A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Operational Risk

The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk

The Fund is not actively managed and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Metal Royalty and Streaming Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

6

Sector Focus Risk

The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Securities Lending Risk

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk

Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Trading Risk

Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

INVESTMENT RESTRICTIONS AND POLICIES

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions:

1.	The Fund may not make loans, except that the Fund may: (i) lend portfolio securities; (ii) enter into repurchase agreements; (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) participate in an interfund lending program with other registered investment companies;

2.	The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	The Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.	The Fund may not purchase or sell real estate, except that the Fund may: (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

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6.	The Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; and

7.	The Fund will not concentrate its investments in a particular industry or group of industries, with the exception of the mining industry. This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Policies

The Fund has a non-fundamental policy to invest under normal circumstances, at least 80% of the Fund’s net assets in equity securities of (i) companies that are engaged in the mining, exploration, production, developments, distribution or recycling of metals and raw materials that frequently are used to support growing global demand for energy and (ii) royalty and streaming companies engaged in financing such metals and raw materials.

This policy is non-fundamental and may be changed by the Board without shareholder approval. Shareholders of the Fund will be provided with at least sixty days’ prior notice of such change.

BOARD OF TRUSTEES OF THE TRUST

The Board of the Trust consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). The Board is responsible for overseeing the management and operations of the Trust, including the general oversight of the duties and responsibilities performed by the Adviser and other service providers to the Trust. The Adviser is responsible for the day-to-day administration, operation, and business affairs of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, the Trust’s other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. In reaching its conclusion, the Board also has considered the (i) experience, qualifications, attributes and/or skills, among others, of its members, (ii) each member’s character and integrity, (iii) the length of service as a board member of the Trust, (iv) each person’s willingness to serve and ability to commit the time necessary to perform the duties of a Trustee, and (v) as to each Independent Trustee, such Trustee’s status as not being an “interested person” (as defined in the 1940 Act) of the Trust.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute the holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

The Board is also responsible for overseeing the nature, extent, and quality of the services provided to the Fund by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser or Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund or Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

The Board met five times during the fiscal year ended December 31, 2024.

Independent Trustees

Name, Address[1] and Year of Birth	Positions Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During the Past Five Years
Michael W. Clark, 1959	Trustee	Since September, 2018	Private Investor since 2023; Partner Hourglass Vineyards since 2004; President, Chief Operating Officer, Chief Risk Officer, Head of Executive Committee, and member of Board of Directors of Chilton Investment Company from 2005 to December 2022	13	None

Peyton T. Muldoon, 1969	Trustee	Since September, 2018	Licensed salesperson, Sotheby’s International Realty, a global real estate brokerage firm (since 2011).	13	None

James R. Pierce, Jr., 1956	Trustee	Since September, 2018	Retired since December 2022; Former Chairman, Marsh, insurance broker and risk management, from 2019 to 2022	13	None

Leslie Barrett, 1965	Trustee	Since April, 2022	Senior Software Engineer at Bloomberg LP specializing in Natural Language Processing and Machine Learning since 2012	13	None

1. The address for each Trustee is 320 Post Road, Suite 230, Darien, Connecticut 06820.

2. Each Trustee serves until resignation, death, retirement or removal.

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Interested Trustee and Officer

Name, Address[1] and Year of Birth	Positions Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During the Past Five Years
John Ciampaglia[3], 1970	Trustee	Since September, 2018	Senior Managing Director of Sprott Inc. and Chief Executive Officer of Sprott Asset Management, Inc. Since 2010.	12	None

Thomas W. Ulrich, 1963	President, Secretary, Chief Compliance Officer	Since September, 2018	Managing Partner, Sprott Inc. group of companies since January 2018, General Counsel and Chief Compliance Officer of Sprott Asset Management USA, Inc. and Resource Capital Investment Corporation (since October, 2012); and Chief Compliance Officer of Sprott Global Resource Investments Ltd. (October, 2012 to December, 2022).	N/A	N/A

Varinder Bhathal, 1971	Treasurer and Chief Financial Officer	Since September, 2018	Chief Financial Officer of Sprott Asset Management LP (since Dec 2018); Managing Partner, Chief Controller and Treasurer of Sprott Inc. (since Oct 2017); Vice President, Finance of Sprott Inc. (Dec 2015 to Oct 2017).	N/A	N/A

1. The address for each Trustee and officer is 320 Post Road, Suite 230, Darien, Connecticut 06820.

2. Each Trustee serves until resignation, death, retirement or removal.

3. Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the various entities under common control with the Adviser.

Board Committees

The Board has an Audit Committee consisting of all Trustees who are Independent Trustees. Mr. Clark currently serves as a member of the Audit Committee and has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “1934 Act”). Mr. Clark, an Independent Trustee, is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met one time during the fiscal year ended December 31, 2024.

The Board also has a Nominating Committee consisting of all Trustees who are Independent Trustees. Mr. Pierce, an Independent Trustee, is the Chairman of the Nominating Committee. The Nominating Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. In considering Trustee nominee candidates, the Nominating Committee takes into account a wide variety of factors, including the overall diversity of the Board’s composition. The Nominating Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating Committee met one time during the fiscal year ended December 31, 2024.

The Board has determined that its leadership structure is appropriate given the business and nature of the Trust. In connection with its determination, the Board considered that the Chairman of the Board is an interested Trustee. The Chairman of the Board can play an important role in setting the agenda of the Board and also serves as a key point person for dealings between management and the Independent Trustees. The Independent Trustees believe that the Chairman’s relationship with the Adviser facilitates meaningful dialogue between the Adviser and the Independent Trustees. The Board also considered that the Chairman of the Audit Committee is an Independent Trustee, which yields similar benefits with respect to the functions and activities of the various Board committees. The Independent Trustees also regularly meet outside the presence of management. The Board has determined that its committees help ensure that the Trust has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Trust, including the Adviser. The Board reviews its structure on an annual basis.

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As an integral part of its responsibility for oversight of the Trust in the interests of shareholders, the Board, as a general matter, oversees risk management of the Trust’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Trust. The Board recognizes that (i) not all risks that may affect the Trust can be identified, (ii) it may not be practical or cost-effective to eliminate or mitigate certain risks, (iii) it may be necessary to bear certain risks (such as investment-related risks) to achieve the Trust’s goals, and (iv) the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. The Trust faces a number of risks, such as investment-related and compliance risks. The Adviser’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust. Under the overall supervision of the Board or the applicable Committee of the Board, the Trust, and Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Trust’s Chief Compliance Officer, as well as various personnel of the Adviser and other service providers such as the Trust’s independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

For each Trustee, the dollar range as of December 31, 2024 of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Michael W. Clark	None	None

Peyton T. Muldoon	$1 - $10,000	$10,001 - $50,000

James R. Pierce, Jr.	None	$50,001 - $100,000

Leslie Barrett	None	None

John Ciampaglia	$10,001 - $50,000	$10,001 - $50,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in the Adviser or ALPS Distributors, Inc. (“Distributor”), or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

Shareholder Communications to the Board

Shareholders may send communications to the Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

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Remuneration of Trustees

Each current Independent Trustee is paid an annual retainer of $20,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for each Independent Trustee will increase to $65,000 per year.

Annual Trustee fees may be reviewed periodically and changed by the Board. The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended December 31, 2024.

	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from Trust and Fund Complex(1) Paid to Directors
Michael W. Clark	$44,521	None	None	$65,000

Peyton T. Muldoon	$44,521	None	None	$65,000

James R. Pierce, Jr.	$44,521	None	None	$65,000

Leslie Barrett	$44,521	None	None	$65,000

John Ciampaglia	$0	None	None	$65,000

(1)	The Fund Complex includes all series of the Trust and another registered investment company for which Sprott Asset Management USA, Inc. provides investment advisory services.

Limitation of Trustees’ Liability

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund.”

Investment Adviser

Sprott Asset Management USA Inc. acts as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser is responsible for the day-to-day investment management of the Fund. The Adviser is owned and controlled by Sprott Asset Management GP Inc., an indirect wholly-owned subsidiary of Sprott, Inc.

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs. The Adviser invests the assets of the Fund, either directly or through the use of sub-advisers, according to the Fund’s investment objective, policies and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Fund.

The Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.65%.

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The Fund pays the Adviser the fee above, which is a unitary fee (“Management Fee”). Under this unitary fee structure, the Adviser is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Adviser may from time to time waive all or a portion of its Management Fee. Fee waivers and subsidies will increase the Fund’s total return. These voluntary waivers may be terminated at any time without notice.

The Adviser is required to pay all fees due to the Sub-Adviser (described below) out of the management fee the Adviser receives from the Fund.

The imposition of the Adviser’s fees, as well as any other operating expenses not borne by the Adviser as described above, will have the effect of reducing the total return to investors. From time to time, the Adviser may waive receipt of its fees, which would have the effect of lowering the Fund’s overall expense ratios and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

A discussion regarding the basis for the Board of Trustee’s renewal of the Advisory Agreement with the Adviser will be available in the Fund’s next Form N-CSR filing.

Pursuant to the Advisory Agreement, the Fund has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from wilful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Advisory Agreement is terminable upon 60 days’ notice by the Board and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Sub-Adviser

ALPS Advisors, Inc., acts as investment sub-adviser to the Fund pursuant to a sub-advisory agreement between the Sub-Adviser and the Adviser with respect to the Fund (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for the recommendation of the purchase, retention and sale of the Fund’s portfolio securities, subject to the oversight of the Adviser and the Board. The sub-advisory fee is paid on a monthly basis. The Fund is not responsible for the payment of this sub-advisory fee.

The Sub-Adviser receives the fees indicated in the table below from the Adviser:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%

$250 million to $500 million	0.03%

Above $500 million	0.02%

*Subject to the following annual minimums per fund sub-advised by ALPS for Sprott: $30,000 per fund.

** Annual rate stated as a percentage of the average daily net assets of the Fund.

Pursuant to the Sub-Advisory Agreement, the Fund have agreed to indemnify the Sub-Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Sub-Advisory Agreement is terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

A discussion regarding the basis for the Board of Trustee’s renewal of the Sub-Advisory Agreement with the Adviser will be available in the Fund’s next Form N-CSR filing.

Portfolio Managers

Ryan Mischker, Andrew Hicks and Charles Perkins are the portfolio managers for the Fund. Refer to the Prospectus for information regarding each Portfolio Managers experience and background.

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Other Accounts Managed by the Portfolio Managers

	Other Accounts Managed (As of December 31, 2024)			Account with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category

Ryan Mischker	Registered investment companies	16	$14.1 billion	0	—
	Other pooled investment vehicles	0	—	0	—
	Other accounts	0	—	0	—
Andrew Hicks	Registered investment companies	16	$14.1 billion	0	—
	Other pooled investment vehicles	0	—	0	—
	Other accounts	0	—	0	—
Charles Perkins	Registered investment companies	16	$14.1 billion	0	—
	Other pooled investment vehicles	—	—	0	—
	Other accounts	—	—	0	—

Portfolio Manager Compensation

Ryan Mischker, Andrew Hicks and Charles Perkins are paid a base salary, plus a discretionary bonus. The bonus for Ryan Mischker and Andrew Hicks is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Ryan Mischker, Andrew Hicks and Charles Perkins is discretionary and is not based specifically on portfolio performance.

Portfolio Manager Share Ownership

As of December 31, 2024, the Portfolio Managers did not beneficially own shares of the Fund as it’s a new Fund.

Conflicts of Interest

A conflict of interest may arise as a result of the Portfolio Managers being responsible for multiple accounts, including the Fund that may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund or the other account. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund track, and may sell securities that are eligible to be held, sold or purchased by the Fund. The Portfolio Managers may be responsible for accounts that have different advisory fee schedules, such as performance-based fees, which may create an incentive for the Portfolio Managers to favor one account over another in terms of access to investment opportunities or the allocation of the Portfolio Managers’ time and resources. The Portfolio Managers may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the Portfolio Managers to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.

To address and manage these potential conflicts of interest, the Adviser has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies and oversight by investment management and the Compliance team.

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Custodian and Transfer Agent

State Street Bank and Trust Company (“SSB”) serves as custodian for the Fund pursuant to a Custodian Agreement. As custodian, SSB holds the Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. SSB also serves as transfer agent for the Fund pursuant to a Transfer Agency and Service Agreement. As compensation for the foregoing services, SSB receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Fund.

Administrator

ALPS Fund Services, Inc. (“ALPS Fund Services”) serves as the Trust’s administrator, with respect to the Fund. Pursuant to an administration agreement, ALPS Fund Services provides certain administrative, bookkeeping and accounting services to the Fund. For the services, ALPS Fund Services receives a fee, accrued daily and paid monthly by the Fund. ALPS Fund Services is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Distributor

ALPS Distributors, Inc. (“Distributor”) serves as the distributor of Creation Units for the Trust on an agency basis. The Trust has entered into a Distribution Agreement with the Distributor (“Distribution Agreement”), under which the Distributor, as agent, reviews and approves orders by Authorized Participants to create and redeem shares in Creation Units. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares will be continuously offered for sale only in Creation Units. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

The Distributor may also enter into agreements with securities dealers (“Dealers”) who will assist in the distribution of Shares. The Distributor will only enter into agreements with firms wishing to purchase Creation Units if the firm qualifies as an Authorized Participant (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive.

Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

Securities Lending Agent

To the extent the Fund engages in securities lending, a securities lending agent for the Fund (the “Securities Lending Agent”) will be appointed pursuant to a written agreement (the “Securities Lending Agency Agreement”), who will be subject to the overall supervision of the Adviser.

If the Fund engage in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the Securities Lending Agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The Securities Lending Agent will bear all operational costs directly related to securities lending.

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Counsel

Thompson Hine LLP is counsel to the Trust, including the Fund and the Trustees that are not interested persons of the Trust, as that term is defined in the 1940 Act.

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Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP serves as the Trust’s independent registered public accounting firm and audits the Fund’s financial statements and performs other related audit services.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings are publicly disseminated each day the Fund are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual Cash Amounts is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, the Adviser, Administrator, Custodian and Distributor will not disseminate non-public information concerning the Trust.

QUARTERLY PORTFOLIO SCHEDULE

The Trust is required to disclose a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Disclosure of the Fund’s complete holdings is required to be made monthly on Form N-PORT no later than 60 days after the end of each fiscal quarter, with information reported on Form N-PORT for the third month of the fiscal quarter made publicly available by the SEC 60 days after the end of the Fund’s fiscal quarter. Form N-CSR and Form N-PORT for the Fund will be available on the SEC’s website at http://www.sec.gov.

CODE OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling (888) 622-1813 or on the Fund’s website, and on the SEC’s website at http://www.sec.gov. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available through by writing to Sprott Funds Trust at c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund’s portfolio transactions in connection with such orders.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Sub-Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

In certain instances, the Sub-Adviser may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund are concerned, in other cases it could be beneficial to the Fund. Transactions effected by Sub-Adviser or the other affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

The Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that the Sub-Adviser manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. The Sub-Adviser may deal, trade and invest for its own account in the types of securities in which the Fund may invest. The Sub-Adviser may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

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The Fund is new and therefore did not pay commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

The Fund is new and therefore did not pay brokerage commissions during the past fiscal year.

The Fund is new and therefore did not hold any securities of its “regular brokers and dealers” during the past fiscal year.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under the headings “Summary Information—Principal Risks of Investing in the Fund” with respect to the applicable Fund, “Additional Information About the Fund’s Investment Strategies and Risks—Risks of Investing in the Fund,” “Shareholder Information—Determination of NAV” and “Shareholder Information—Buying and Selling Exchange-Traded Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are listed on the Exchange and will trade in the secondary market at prices that may differ to some degree from its NAV. The Exchanges may but are not required to remove the Shares of the Fund from listing if: (1) following the initial twelve (12) month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (2) the value of the Underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

As in the case of other securities traded on an Exchange, brokers’ commissions on transactions are based on negotiated commission rates at customary levels.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Buying and Selling Exchange-Traded Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CREATION AND REDEMPTION OF CREATION UNITS

General

The Fund will issue and sell Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Underlying Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

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The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit, in the composition of the subject Index being tracked by the Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are affected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

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With respect to the Fund that invests in non-U.S. securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Fund’s listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Placement of Creation Orders Using Clearing Process

The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits (for the Fund if it is eligible to utilize the Clearing Process) made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process

Fund Deposits made outside the Clearing Process (including all Fund Deposits made for the Fund that are not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the second (2nd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) (if the Fund can utilize the Clearing Process) and in the circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of the Fund for reasons including, but not limited to: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fee

Authorized Participants may be required to pay a creation or redemption fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a creation or redemption fee, payable to SSB, in the amount listed in the table below, irrespective of the size of the order.

An additional variable charge may be imposed for creations effected outside the Clearing Process (with respect to the Fund that could utilize the Clearing Process).

In addition, in the case of cash creations or where the Trust permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Fund for the costs associated with purchasing the applicable securities. The Trust may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s or Sub-Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation or redemption transaction fee for the Fund is $300 per in-kind transaction, and $100 per cash transaction.

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Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at the Fund’s NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) has full legal authority and legal right to tender for redemption the requisite number of Shares of the applicable Fund and to receive the entire proceeds of the redemption, and (ii) if such Shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement effecting legal or beneficial ownership of such Shares being tendered there are no restrictions precluding the tender and delivery of such Shares (including borrowed Shares, if any) for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

If the Fund that effects redemptions wholly or partly in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the Fund’s listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions (or partial cash redemptions) are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The Fund may effect redemptions largely or wholly in cash.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Investment Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s sale of portfolio securities will be at the expense of the Fund and will affect the value of all Shares of the Fund; but the Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The standard redemption transaction fees for the Fund otherwise are the same as the standard creation fees set forth above. In no event will a redemption transaction fee exceed 2% of the amount redeemed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

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Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Unit Aggregations through the Clearing Process (for the Fund eligible to utilize the Clearing Process) must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Unit Aggregations outside the Clearing Process (including all redemption orders for the Fund not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. If the Fund invests in non-U.S. securities, however, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. In addition, if the Fund invests in non-U.S. securities, in connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If the Fund effects redemptions wholly or partly in-kind, if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

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Regular Holidays

The Fund that invests in non-U.S. securities generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus two or T plus one in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

DETERMINATION OF NET ASSET VALUE

NAV for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s pricing procedures require the Adviser to determine a security’s fair value. In determining such value the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators. In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Distributions.”

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General Policies

The Fund expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Dividend Distributions

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Fund is new and therefore no person owned of record or beneficially 5% or more of the Fund’s shares as of the date of this SAI.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund will elect and intends to qualify each year to be treated as a separate RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

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It may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying the Diversification Requirement. The Fund’s efforts to satisfy the Diversification Requirement may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to represent the Index using a sampling strategy, if such a strategy is used at any point, may cause it inadvertently to fail to satisfy the Diversification Requirement.

To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although the Fund intend to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund is new and therefore no amounts are available as carry forwards to the next tax year.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

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If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions

The Fund intend to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.

Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.

Qualified dividend income includes, in general and subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

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Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares

A sale, redemption, or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

30

Taxation of Fund Investments

Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding

The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders

Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and shareholders are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and with respect to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

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Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State Tax

In those states that have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Permitted Investments” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options and forward contracts) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

32

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

CAPITAL STOCK

The Trust currently is comprised of four investment funds. The Trust issues Shares of beneficial interest with no par value. The Board may designate additional series of the Trust.

Each Share issued by the Trust has a pro rata interest in the assets of the Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and each fractional Share has a proportional fractional vote. Shares of all Fund votes together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other Fund, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

33

Under Delaware law, shareholders of a statutory trust may have similar limitations on liability as shareholders of a corporation.

SHAREHOLDER REPORTS

The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by an independent auditor approved by the Trust’s Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust’s distributions.

Shareholder inquiries may be made by writing to the Trust, 1290 Broadway, Suite 1000, Denver, Colorado 80203.

FINANCIAL STATEMENTS

The Fund is new and therefore does not have any financial statements. The Fund’s financial statements will be available after the Fund has completed its first fiscal year of operations.

DISCLAIMERS

The Fund’s Underlying Index a registered trademark of Nasdaq, Inc. and has been licensed for use by Sprott. The Fund is not sponsored, endorsed, sold, or promoted by Nasdaq, Inc., and it makes no representation regarding the advisability of investing in the Fund. NASDAQ, INC. AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND. Nasdaq, Inc. calculates and publishes the Indexes and uses its best efforts to ensure that each index is calculated correctly. The publication of the Indexes by Nasdaq, Inc. does not constitute a recommendation by Nasdaq, Inc. to invest in the Fund. Nasdaq, Inc. does not offer any guarantee or assurance with regard to the results of using the Indexes.

The Fund is not sponsored, promoted, sold or supported in any other manner by Nasdaq, Inc. nor does Nasdaq, Inc. offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Index trade-mark or the Index Price at any time or in any other respect. The Underlying Index is calculated and published by Nasdaq, Inc.. Nasdaq, Inc. uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Issuer, Nasdaq, Inc. has no obligation to point out errors in the Underlying Indexes to third parties including but not limited to investors and/or financial Intermediaries of the financial Instrument. Neither publication of the Underlying Index by Nasdaq, Inc. nor the licensing of the Underlying Index or Index trademark for the purpose of use in connection with the Fund constitutes a recommendation by Nasdaq, Inc. to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Nasdaq, Inc. with regard to any investment the Fund.

Shares of the Trust are not sponsored, endorsed, or promoted by Nasdaq, Inc. Nasdaq, Inc. makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. Nasdaq is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. Nasdaq, Inc. has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Nasdaq, Inc. have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and Sub-Adviser do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein, and the Adviser and Sub-Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser and Sub-Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of any Underlying Index or any data included therein. The Adviser and Sub-Adviser make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein.

Without limiting any of the foregoing, in no event shall the Adviser and Sub-Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of any Underlying Index, even if notified of the possibility of such damages.

34

APPENDIX A

SPROTT FUNDS TRUST

Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting

The Board of Trustees (the “Board”) of the Sprott Funds Trust and its series listed in Appendix A (the “Funds”), advised by Sprott Asset Management USA, Inc., and sub-advised by ALPS Advisors Inc. (the “Sub-Adviser”), has the responsibility for the oversight of the voting of proxies related to portfolio securities of the Funds. The Board has determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to the Sub-Adviser, subject to the principles outlined in this Policy.

Sub-Adviser will cast votes on behalf of the Fund on specific proxy issues in respect of securities held by each such Fund (or refrain from voting) in accordance with the Sub-Adviser’s Proxy Voting Policies.

Sub-Adviser will report on an annual basis to the Board on its voting of Fund proxies and provide the Board: (1) a summary of all proxy votes that Sub-Adviser has made on behalf of the Funds in the preceding year together with a representation that all votes were in accordance with the Sub-Adviser’s Proxy Voting Policies; and (2) a list of changes, if any, to the Sub-Adviser’s Proxy Voting Policies that have not previously been reported.

Appendix

List of Funds

Sprott Gold Miners ETF

Sprott Junior Gold Miners ETF

Sprott Uranium Miners ETF

Sprott Energy Transition Materials ETF

Sprott Junior Copper Miners ETF

Sprott Nickel Miners ETF

Sprott Lithium Miners ETF

Sprott Junior Uranium Miners ETF

Sprott Copper Miners ETF

Sprott Silver Miners & Physical Silver ETF

Sprott Active Gold & Silver Miners ETF

Sprott Active Metals & Miners ETF

Sprott Royalty, Streaming & Physical Metals ETF

A-1

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust dated January 2, 2018, as filed with the State of Delaware on January 3, 2018, for Sprott Funds Trust (the “Registrant” or “Trust”)[1]

	(2)	Agreement and Declaration of Trust of the Registrant[1]

	(3)	Certificate of Amendment to Certificate of Trust dated September 6, 2019, as filed with the State of Delaware on September 6, 2019 for the Trust[4]

(b)	(1)	By-Laws of the Registrant[1]

(c)		Not applicable.

(d)	(1)	Amended and Restated Investment Advisory Agreement between the Registrant and Sprott Asset Management USA Inc., with respect to Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Critical Materials ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Lithium Miners ETF, Sprott Junior Uranium Miner ETF, Sprott Copper Miners ETF, Sprott Silver Miners & Physical Silver ETF, and Sprott Active Gold & Silver Miners ETF (the “Sprott ETFs”)[10]

	(2)	Amended and Restated Investment Sub-Advisory Agreement between ALPS Advisors, Inc. and Sprott Asset Management USA Inc., with respect to the Sprott ETFs[10]

	(3)	Investment Advisory Agreement between the Registrant and Sprott Asset Management LP, with respect to the Sprott Gold Equity Fund[5]

	(4)	Amended and Restated Expense Limitation Agreement between the Registrant and Sprott Asset Management USA Inc.[8]

(e)	(1)	Distribution Agreement between the Registrant and ALPS Distributors, Inc.[2]

	(2)	Amendment to Distribution Agreement between the Registrant and ALPS Distributors, Inc.[7]

	(3)	Distribution Agreement between the Registrant and Sprott Global Resource Investments LTD[5]

(f)		Not applicable.

(g)	(1)	Custody Agreement between Registrant and State Street Bank and Trust Company[2]

	(2)	Custody Agreement between Registrant and U.S. Bank National Association[5]

(h)	(1)	Fund Administration and Accounting and Servicing Agreement between Registrant and ALPS Fund Services, Inc.[2]

	(2)	Amendment to Fund Administration and Accounting and Servicing Agreement between Registrant and ALPS Fund Services, Inc.[7]

	(3)	Administration Agreement between the Registrant and Sprott Asset Management LP5

	(4)	Sub-Administration Agreement between Registrant and U.S. Bancorp Fund Services, LLC[5]

	(5)	Fund Accounting Agreement between Registrant and U.S. Bancorp Fund Services, LLC[5]

	(6)	Transfer Agent Servicing Agreement between Registrant and State Street Bank and Trust Company[2]

	(7)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC[5]

(i)		Opinion and Consent of Counsel[12]

(j)		Consent of Tait, Weller & Baker LLP[12]

(k)		Not applicable.

(l)		Not applicable.

(m)		Amended and Restated Distribution and Service Plan[11]

(n)		Not applicable.

(o)		Powers of Attorney[9]

(o)		Not applicable

(p)	(1)	Code of Ethics of ALPS Advisors, Inc. and ALPS Distributors, Inc.[3]

	(2)	Code of Ethics of Sprott Asset Management USA Inc.[6]

	(3)	Code of Ethics of Sprott Global Resource Investments LTD[6]

[1]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-227545 and 811-23382) on September 26, 2018 and incorporated herein by reference.

[2]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-14 (File No. 333-228095) on March 28, 2019 and incorporated herein by reference.

[3]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-227545 and 811-23382) on March 28, 2019 and incorporated herein by reference.

[4]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-227545 and 81123382) on September 11, 2019 and incorporated herein by reference.

[5]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-14 (File No. 333-234126) on October 7, 2019 and incorporated herein by reference.

[6]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-227545 and 811-23382) on January 15, 2020 and incorporated herein by reference.

[7]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File No. 333-227545 and 811-23382) on March 18, 2022 and incorporated herein by reference.

[8]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File No. 333-227545 and 811-23382) on April 29, 2024 and incorporated by reference.

[9]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File No. 333-227545 and 811-23382) on November 22, 2024 and incorporated by reference.

[10]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File No. 333-227545 and 811-23382) on February 12, 2025 and incorporated by reference.

[11]	Previously filed as an exhibit to the Registrant’s Registration Statement on Form N-1A (File No. 333-227545 and 811-23382) on April 30, 2025 and incorporated by reference.

[12]	To be filed by subsequent amendment.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

Pursuant to Section 6.5 of the Agreement and Declaration of Trust (the “Declaration”), every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

See “Management” in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in the Adviser’s Form ADV (File No. 801-66131), filed with the SEC and incorporated herein by reference. Information as to the directors and officers of ALPS Advisors, Inc., the sub-adviser to the ETFs is included in the Form ADV for ALPS Advisors, Inc. (File No. 801-67135), each filed with the SEC and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)(1)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 1WS Credit Income Fund, abrdn ETFs, Accordant ODCE Index Fund, Alpha Alternative Assets Fund, Alternative Credit Income Fund, Apollo Diversified Credit Fund, Apollo Diversified Real Estate Fund, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Bridge Builder Trust, Cambria ETF Trust, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, DBX ETF Trust, ETF Series Solutions (Vident Series), Financial Investors Trust, Firsthand Funds, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, FS Credit Income Fund, FS Energy Total Return Fund, FS Multi-Alternative Income Fund, FS Series Trust, FS MVP Private Markets Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, IndexIQ ETF Trust, Investment Managers Series Trust II (AXS-Advised Funds), Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Manager Directed Portfolios (Spyglass Growth Fund), Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., RiverNorth Opportunistic Municipal Income Fund, Inc., RiverNorth Managed Duration Municipal Income Fund, Inc., RiverNorth Flexible Municipal Income Fund, Inc., RiverNorth Capital and Income Fund, Inc., RiverNorth Flexible Municipal Income Fund II, Inc., RiverNorth Managed Duration Municipal Income Fund II, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, The Arbitrage Funds, Themes ETF Trust, Thrivent ETF Trust, USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, X-Square Balanced Fund, and X-Square Series Trust

(2)	Sprott Global Resource Investments LTD acts as the distributor for the Registrant only for the following investment companies: Sprott Gold Equity Fund.

(b) (1)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position and Underwriter	Positions with Fund

Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None

Brian Schell**	Vice President, Treasurer	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Jason White***	Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

Eric Theroff^	Assistant Secretary	None

Adam Girard^^	Tax Officer	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Terence Digan	Vice President	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606

***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036

^	The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105

^^	The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095

(b) (2)	To the best of Registrant’s knowledge, the directors and executive officers of Sprott Global Resource Investments LTD, are as follows:

Name*	Position with Underwriter	Positions with Fund

Thomas W. Ulrich	General Counsel for the Distributor	President, Secretary and Chief Compliance Officer

Brandon Hamada	Chief Compliance Officer	Assistant Secretary

Robert V. Villaflor	President	None

Michelle Sath	FinOp	None

*	The principal business address for each of the above directors and executive officers is 1910 Palomar Point Way, Suite 200, Carlsbad, CA 92008.

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of Sprott Asset Management USA, Inc., 320 Post Road Suite 230, Darien, CT 06820 and U.S. Bancorp Fund Services, 615 East Michigan Street, Milwaukee, WI 53202 (Sprott Gold Equity Fund only); ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203 (Sprott ETFs only), State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (Sprott ETFs only). ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203, maintains all records relating to its services as distributor of the Sprott ETFs. Sprott Global Resource Investments LTD, 1910 Palomar Point Way # 200, Carlsbad, CA 92008, maintains all records relating to its services as distributor of the Sprott Gold Equity Fund.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Darien, and State of Connecticut, on the 4th day of September, 2025.

Sprott Funds Trust

By:	/s/ Thomas W. Ulrich
Name:	Thomas W. Ulrich
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 4, 2025.

Signature	Title	Date

/s/ Thomas W. Ulrich	President	September 4, 2025
Thomas W. Ulrich

*	Interested Trustee	September 4, 2025
John Ciampaglia

*	Trustee	September 4, 2025
Michael W. Clark

*	Trustee	September 4, 2025
Peyton T. Muldoon

*	Trustee	September 4, 2025
James R. Pierce Jr.

*	Trustee	September 4, 2025
Leslie Barrett

*	Treasurer and Chief Financial Officer	September 4, 2025
Varinder Bhathal

*By:	/s/ Thomas W. Ulrich

* Thomas W. Ulrich, pursuant to a power of attorney filed on November 22, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 47 on Form N-1A.

Exhibits:

None.